UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2015

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 100.8%

Alaska — 1.7%
Anchorage, GO
0.500%, 09/17/15	$14,500	$14,518
North Slope, Ser A, GO
2.000%, 06/30/15	1,300	1,302

		15,820

Arizona — 0.1%
Prima County, Industrial Development Authority, Tucson Electric Power Project, RB
0.110%, 06/03/15 (A) (B)	1,200	1,200

California — 5.2%
California State, Communities Development Authority, TECP
0.140%, 08/07/15	1,500	1,500
0.120%, 09/03/15	7,200	7,200
Eclipse Funding Trust, Ser 2007-0061, RB
0.110%, 06/04/15 (A) (B)	8,225	8,225
Golden Empire Schools Financing Authority, Kern High School Project, RB
0.000%, 06/05/15 (B)	6,900	6,900
Irvine Ranch, Water District, Ser A1, SAB
0.130%, 06/05/15 (B)	3,100	3,100
Los Angeles County, GO
1.500%, 06/30/15	2,150	2,152
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.090%, 06/04/15 (A) (B)	1,800	1,800
University of California, Ser AL-1, RB
0.080%, 06/04/15 (B)	17,300	17,300

		48,177

Colorado — 0.8%
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.100%, 06/03/15 (B)	7,395	7,395

Connecticut — 2.4%
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.100%, 06/04/15 (B)	7,900	7,900
Connecticut State, Housing Finance Authority, Ser C2, RB
0.090%, 06/04/15 (B)	5,595	5,595

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.100%, 06/04/15 (A) (B)	$4,945	$4,945
Enfield, GO
1.000%, 08/11/15	1,450	1,452
Shelton, BAN
1.000%, 07/31/15	2,500	2,504

		22,396

District of Columbia — 1.3%
District of Columbia, Ser A, RB
0.090%, 06/03/15 (A) (B)	11,850	11,850

Florida — 10.3%
Florida State, Board of Administration Finance, Ser A, RB
5.000%, 07/01/15	1,800	1,807
Florida State, Development Finance Authority, Center Court Properties Project, RB
0.140%, 06/04/15 (A) (B)	1,750	1,750
Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.110%, 06/03/15 (A) (B)	10,250	10,250
Florida State, Ser A, GO, NATL
5.000%, 06/01/19	2,000	2,020
Florida State, Ser B, GO
5.000%, 06/01/15	1,500	1,500
Gainesville, Utilities System Revenue, Ser B, RB
0.090%, 06/01/15 (A) (B)	4,500	4,500
Highlands County, Health Facilities Authority, RB
0.080%, 06/04/15 (B)	9,100	9,100
Kissimmee, Utility Authority, TECP
0.070%, 06/03/15	8,500	8,500
0.060%, 06/04/15	12,300	12,300
Orlando-Orange County, Expressway Authority, Sub-Ser B2, RB
0.090%, 06/04/15 (A) (B)	20,635	20,635
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.130%, 06/04/15 (A) (B)	5,315	5,315
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.120%, 06/04/15 (A) (B)	1,900	1,900
Palm Beach County, Revenue Authority, Pine Crest Preparatory Project, RB
0.090%, 06/04/15 (A) (B)	5,600	5,600

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
RBC Municipal Products Trust, Ser E50, GO
0.100%, 06/01/15 (A) (B)	$9,625	$9,625

		94,802

Georgia — 1.7%
Georgia State, Municipal Electric Authority, Various Project, Ser B, RB
0.090%, 06/03/15 (A) (B)	5,000	5,000
Macon, Water Authority, Ser A, RB
0.110%, 06/04/15 (B)	10,805	10,805

		15,805

Hawaii — 0.9%
Hawaii State, Ser DF, GO, AMBAC Pre-Refunded @ 100
5.000%, 07/01/15 (C)	1,000	1,004
Honolulu City & County, Ser E, GO, NATL Pre-Refunded @ 100
4.450%, 07/01/15 (C)	4,835	4,852
Honolulu City & County, Ser F, GO, NATL Pre-Refunded @ 100
5.000%, 07/01/15 (C)	2,755	2,766

		8,622

Illinois — 4.5%
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.190%, 06/03/15 (A) (B)	500	500
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.120%, 06/03/15 (A) (B)	6,100	6,100
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.130%, 06/04/15 (B)	19,041	19,041
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.090%, 06/03/15 (A) (B)	3,400	3,400
0.090%, 06/04/15 (A) (B)	5,000	5,000
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4048, RB
0.250%, 06/06/15 (A) (B)	7,100	7,100

		41,141

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 1.2%
Indiana State, Development Finance Authority, Brebeuf Preparatory School Project, RB
0.190%, 06/04/15 (A) (B)	$3,500	$3,500
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.100%, 06/04/15 (A) (B)	1,750	1,750
Indiana State, Development Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.130%, 06/04/15 (A) (B)	1,490	1,490
Indiana State, Finance Authority, Midwestern Disaster Relief Project, RB
0.100%, 06/04/15 (A) (B)	4,000	4,000

		10,740

Kansas — 2.7%
Burlington, Power and Light Authority, Ser A, RB
0.090%, 06/03/15 (A) (B)	19,700	19,700
Kansas State, Development Finance Authority, RB
0.120%, 06/04/15 (B)	5,420	5,420

		25,120

Kentucky — 3.6%
BB&T Municipal Trust, Ser 2008, RB
0.100%, 06/04/15 (A) (B)	9,995	9,995
Boone County, Pollution Control Revenue Authority, Duke Energy Project, RB
0.100%, 06/03/15 (A) (B)	5,500	5,500
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.100%, 06/04/15 (A) (B)	7,000	7,000
Kentucky State, Rural Water Finance Authority, Construction Notes, Ser D1, RAN
1.000%, 08/01/15	2,750	2,754
Warren County, Higher Education Authority, WKU Student Life Foundation, RB
0.100%, 06/04/15 (A) (B)	3,220	3,220
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.110%, 06/05/15 (A) (B)	4,900	4,900

		33,369

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana — 1.0%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.110%, 06/03/15 (A) (B)	$9,700	$9,700

Maryland — 5.5%
Maryland State, Community Development Administration, Ser J, RB
0.110%, 06/04/15 (B)	9,750	9,750
Maryland State, Health & Higher Educational Facilities Authority, Ser B, RB
0.090%, 06/03/15 (A) (B)	6,000	6,000
Montgomery County, Housing Opportunites Commission, Ser C, RB, GNMA/FNMA/FHLMC
0.100%, 06/02/15 (A) (B)	8,740	8,740
Montgomery County, Public Improvements Project, Ser A, GO
5.000%, 07/01/15	5,000	5,020
Montgomery County, RB
0.110%, 06/10/15	11,600	11,600
Montgomery County, Trinity Health Credit Group Project, RB
0.100%, 06/01/15 (B)	9,450	9,450

		50,560

Massachusetts — 0.9%
Clipper, Tax-Exempt Certificate Trust, GO
0.130%, 06/04/15 (B)	3,300	3,300
Leominster, BAN
1.000%, 06/26/15	1,000	1,001
RBC Municipal Products Trust, Ser E38, RB
0.100%, 06/05/15 (A) (B)	2,000	2,000
Springfield, GO
5.000%, 08/01/15	1,550	1,562

		7,863

Michigan — 3.4%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.080%, 06/01/15 (B)	11,280	11,280
Michigan State, Building Authority, RB
0.080%, 06/04/15 (A) (B)	6,495	6,495
Michigan State, Finance Authority, Trinity Healthcare Group Project, RB
0.100%, 06/01/15 (B)	3,700	3,700

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Michigan State, Trunk Line Revenue State, Ser B, RB, AGM Pre-Refunded @ 100
4.000%, 09/01/15 (C)	$5,900	$5,957
University of Michigan, Ser A, RB
0.080%, 06/04/15 (B)	3,500	3,500

		30,932

Minnesota — 0.3%
Minnesota State, GO
5.000%, 10/01/15	1,500	1,524
Minnesota State, Ser A, GO
5.000%, 06/01/15	1,000	1,000

		2,524

Mississippi — 0.2%
Mississippi State, Business Finance, Ser B, RB
0.130%, 06/01/15 (B)	1,400	1,400

Missouri — 0.9%
Missouri State, Health & Educational Facilities Authority, RB
0.090%, 06/02/16	4,300	4,300
0.080%, 07/07/15	2,100	2,100
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.120%, 06/04/15 (A) (B)	800	800
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.100%, 06/04/15 (A) (B)	1,200	1,200

		8,400

Nebraska — 1.0%
Omaha, Public Power Distribution, RB
0.100%, 09/02/15	7,300	7,300
0.100%, 09/03/15	2,300	2,300

		9,600

Nevada — 2.8%
Clipper, Tax-Exempt Certificate Trust, Ser 2015-1A-144A, GO
0.110%, 06/04/15 (B)	14,975	14,975
Nevada State, Ser D, GO, NATL
5.000%, 07/01/15	1,845	1,852

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Reno, Sales Tax Revenue Authority, Reno Transportation Project, Senior Lien, RB
0.060%, 06/01/15 (A) (B)	$8,950	$8,950

		25,777

New Hampshire — 0.8%
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.050%, 06/01/15 (B)	7,715	7,715

New Jersey — 7.9%
Clipper, Tax-Exempt Certificate Trust, RB
0.100%, 06/04/15 (B)	6,100	6,100
East Brunswick Township, BAN
1.000%, 07/29/15	3,200	3,204
Essex County, GO
0.750%, 09/22/15	11,000	11,020
JPMorgan Chase PUTTERs/DRIVERs, Ser 4459, RB
0.090%, 06/01/15 (A) (B)	11,000	11,000
JPMorgan Chase PUTTERs/DRIVERs, Ser 4464, RB
0.090%, 06/01/15 (A) (B)	25,995	25,995
Readington, GO
1.000%, 08/05/15	2,100	2,103
River Vale Township, BAN
1.000%, 08/14/15	1,500	1,502
Union County, BAN
0.750%, 06/26/15	5,700	5,703
Woodbridge Township, BAN
1.000%, 08/21/15	6,700	6,712

		73,339

New Mexico — 0.3%
Albuquerque Bernalillo County, Water Utility Authority, RB, AMBAC Pre-Refunded @ 200
4.375%, 07/01/15 (C)	1,500	1,505
4.150%, 07/01/15 (C)	1,200	1,204

		2,709

New York — 9.8%
Amherst, GO
0.750%, 11/12/15	7,600	7,617
Ballston Spa, Central School District, GO
1.000%, 09/25/15	4,100	4,110
Corning City, School District, Ser C, BAN
1.000%, 06/25/15	10,700	10,706
Hamburg, Central School District, BAN
0.750%, 06/12/15	3,900	3,900

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Liverpool, Central School District, Ser B, GO
1.000%, 10/02/15	$1,900	$1,905
Nassau County, Interim Finance Authority, Ser D1, RB
0.100%, 06/03/15 (B)	8,385	8,385
New York City, Housing Development Authority, Manhattan Avenue Development Project, Ser A, RB
0.090%, 06/04/15 (A) (B)	4,100	4,100
New York City, Housing Development Authority, Ser A, RB, NATL Pre-Refunded @ 100
5.000%, 07/01/15 (C)	3,465	3,479
New York State, Dormitory Authority, City University System Consolidated Fifth Project, Ser D, RB
0.090%, 06/04/15 (A) (B)	10,800	10,800
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.090%, 06/04/15 (A) (B)	1,725	1,725
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.100%, 06/03/15 (B)	5,000	5,000
New York State, Housing Finance Agency, Navy Pier Court Housing Project, Ser S, RB
0.080%, 06/02/15 (A) (B)	3,500	3,500
Niagara Area, Development Authority, Niagara University Project, RB
0.090%, 06/03/15 (A) (B)	2,000	2,000
Sachem, Central School District, GO
1.000%, 06/26/15	11,000	11,006
St. Lawrence County, Industrial Development Agency, United Helpers Independent Living Project, RB
0.120%, 06/03/15 (A) (B)	1,890	1,890
Suffolk County, Water Authority, Ser C, RB, NATL Pre-Refunded @ 100
5.000%, 06/01/15 (C)	4,600	4,600
Sullivan County, GO
1.000%, 03/04/16	1,900	1,910
White Plains, City School District, Ser A, BAN
1.000%, 06/26/15	3,900	3,902

		90,535

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina — 1.5%
North Carolina State, Medical Care Commission, RB
0.100%, 09/03/15	$2,101	$2,101
0.070%, 06/10/15	4,000	4,000
0.060%, 06/11/15	4,000	4,000
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.110%, 06/04/15 (A) (B)	2,405	2,405
North Carolina State, Ser B, GO
5.000%, 06/01/15	1,650	1,650

		14,156

Ohio — 4.6%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.090%, 06/04/15 (A) (B)	9,700	9,700
Franklin, Health Care Project, RB
0.100%, 06/04/15 (A) (B)	3,000	3,000
Franklin, Health Care Project, Ser C, RB
0.130%, 06/11/15 (B)	2,000	2,000
Hamilton County, Economic Development
Authority, Saint Xavier High School Project, RB
0.100%, 06/05/15 (A) (B)	6,180	6,180
Ohio State University, RB
1.000%, 12/15/15	2,120	2,128
0.080%, 07/08/15	4,100	4,100
Ohio State University, Ser B-1, RB
0.070%, 06/04/15 (B)	13,000	13,000
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.100%, 06/04/15 (A) (B)	2,000	2,000

		42,108

Pennsylvania — 3.4%
Adams County, Industrial Development Authority, Brethren Home Community Project, RB
0.100%, 06/04/15 (A) (B)	16,115	16,115
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.130%, 06/04/15 (A) (B)	1,550	1,550
Allegheny County, Redevelopment Authority, Brentwood Towne Square Project, Ser A, TA
0.200%, 06/04/15 (A) (B)	255	255

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.100%, 06/02/15 (A) (B)	$1,205	$1,205
Derry Township, Industrial & Commercial Development Authority, Arena Project, RB
0.110%, 06/04/15 (A) (B)	8,800	8,800
Montgomery County, Industrial Development Authority, Girl Scouts Southeastern PA, RB
0.120%, 06/05/15 (A) (B)	1,365	1,365
Radnor Township, School District, Ser B, GO Pre-Refunded @ 100
5.000%, 08/15/15 (C)	1,305	1,318
Radnor Township, School District, Ser B- 2012, GO Pre-Refunded @ 100
5.000%, 08/15/15 (C)	330	333

		30,941

Rhode Island — 2.0%
Rhode Island State, Health & Educational Building, Ser R, RB
0.080%, 06/04/15 (B)	18,200	18,200

South Carolina — 0.1%
Florence, School District One, GO
5.000%, 03/01/16	1,000	1,035

South Dakota — 0.7%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.100%, 06/04/15 (B)	6,300	6,300

Tennessee — 3.1%
Shelby County, Various Public Improvement Projects, Ser B, GO
0.090%, 06/04/15 (A) (B)	29,000	29,000

Texas — 10.6%
Austin, Water & Wastewater System Revenue Authority, RB
0.100%, 06/05/15 (A) (B)	2,365	2,365
Dallas, Performing Arts Cultural Facilities, RB
0.090%, 06/04/15 (A) (B)	13,000	13,000
Garland, RB
0.050%, 06/03/15	3,300	3,300

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Harris County, Ser A, GO
5.000%, 10/01/15	$1,500	$1,524
Houston, Utility System Revenue Authority, RB
0.110%, 06/04/15 (A) (B)	3,000	3,000
Keller, Independent School District, GO, PSF-GTD Pre-Refunded @ 100
4.750%, 08/15/15 (C)	2,300	2,322
Klein, Independent School District, GO, PSF-GTD Pre-Refunded @ 100
4.450%, 08/01/15 (C)	1,190	1,198
Leander, Independent School District, GO, FGIC Pre-Refunded @ 100
5.000%, 08/15/15 (C)	1,000	1,010
Mesquite, Independent School District, GO, PSF-GTD
0.100%, 06/11/15 (B)	2,500	2,500
North Texas, Tollway Authority, Ser D, RB
0.080%, 06/03/15 (A) (B)	32,000	32,000
RBC Municipal Products Trust, Ser E18, RB
0.100%, 06/04/15 (A) (B)	17,000	17,000
Texas State, Industry Educational Services, Ser B, GO
0.090%, 06/03/15 (B)	3,390	3,390
Texas State, Unlimited Notes, GO
1.500%, 08/31/15	11,300	11,339
University of Texas, Financing System, Ser B, RB
0.080%, 06/04/15 (B)	2,000	2,000
University of Texas, Permanent University Fund, Ser B, RB
4.250%, 07/01/19	1,600	1,605

		97,553

Utah — 0.4%
Emery County, Polution Control, Pacificorp Project, RB
0.100%, 06/03/15 (A) (B)	4,000	4,000

Vermont — 0.4%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.100%, 06/04/15 (A) (B)	3,950	3,950

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Virginia — 0.4%
Virginia State, Public Building Authority, Ser A-1, RB
4.000%, 08/01/15	$1,600	$1,610
Virginia State, Public Building Authority, Ser C, RB
Pre-Refunded @ 100
4.375%, 08/01/15 (C)	1,640	1,652

		3,262

Washington — 0.1%
King County, School District No. 414 Lake Washington, GO
2.000%, 12/01/15	1,000	1,008

Multi-State — 2.3%
BB&T Municipal Trust, Ser 1007, RB
0.200%, 06/04/15 (A) (B)	1,520	1,520
BB&T Municipal Trust, Ser 1039, RB
0.200%, 06/04/15 (A) (B)	12,350	12,350
FHLMC, Multi-Family Housing, Ser M027, RB
0.110%, 06/04/15 (B)	6,960	6,960

		20,830

Total Municipal Bonds (Cost $929,834) ($ Thousands)		929,834

Total Investments — 100.8% (Cost $929,834) ($ Thousands)††		$929,834

Percentages are based on Net Assets of $922,592 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2015. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

May 31, 2015

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

GNMA — Government National Mortgage Association

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TECP — Tax-Exempt Commercial Paper

††	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2015, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended May 31, 2015, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 101.4%

Alabama — 1.0%
Tuscaloosa County, Industrial Development Authority, Various Hunt Refining Projects, Ser A-R, RB
0.100%, 06/03/15 (A) (B)	$9,500	$9,500

Alaska — 1.6%
Anchorage, GO
0.500%, 09/17/15	14,900	14,919
North Slope, Ser A, GO
2.000%, 06/30/15	1,400	1,402

		16,321

California — 4.5%
California State, Communities Development Authority, TECP
0.140%, 08/07/15	1,500	1,500
0.120%, 09/03/15	7,800	7,800
Golden Empire Schools Financing Authority, Kern High School Project, RB
0.000%, 06/05/15 (B)	6,900	6,900
Irvine Ranch, Water District, Ser A1, SAB
0.130%, 06/05/15 (B)	3,600	3,600
Los Angeles County, GO
1.500%, 06/30/15	2,250	2,252
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.090%, 06/04/15 (A) (B)	4,750	4,750
San Diego County, Museum of Art Project, COP
0.120%, 06/04/15 (A) (B)	1,200	1,200
San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.100%, 06/04/15 (B)	11,915	11,915
University of California, Ser AL-1, RB
0.080%, 06/04/15 (B)	4,400	4,400

		44,317

Colorado — 0.7%
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.100%, 06/03/15 (B)	6,495	6,495

Connecticut — 0.9%
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.100%, 06/04/15 (B)	4,200	4,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.100%, 06/04/15 (A) (B)	$1,755	$1,755
East Lyme, BAN
1.000%, 07/23/15	1,105	1,106
Enfield, GO
1.000%, 08/11/15	1,550	1,553

		8,614

District of Columbia — 2.1%
District of Columbia, American University Project, RB
0.090%, 06/02/15 (A) (B)	7,500	7,500
District of Columbia, Ser A, RB
0.090%, 06/03/15 (A) (B)	13,000	13,000

		20,500

Florida — 7.9%
Florida State, Board of Administration Finance, Ser A, RB
5.000%, 07/01/15	2,070	2,078
Florida State, Board of Governors, State University System, Ser A, RB
4.000%, 07/01/15	1,260	1,264
Florida State, Ser A, GO
5.000%, 06/01/15	1,400	1,400
Florida State, Ser A, GO, NATL
5.000%, 06/01/19	2,100	2,121
Florida State, Ser B, GO
5.000%, 06/01/15	1,500	1,500
Gainesville, Utilities System Revenue, Ser B, RB
0.090%, 06/01/15 (A) (B)	6,400	6,400
Highlands County, Health Facilities Authority, RB
0.080%, 06/04/15 (B)	7,000	7,000
Kissimmee, Utility Authority, TECP
0.070%, 06/03/15	9,950	9,950
0.060%, 06/04/15	12,450	12,450
Orlando-Orange County, Expressway Authority, Sub-Ser B2, RB
0.090%, 06/04/15 (A) (B)	7,000	7,000
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.130%, 06/04/15 (A) (B)	5,055	5,055
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.120%, 06/04/15 (A) (B)	2,975	2,975

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
RBC Municipal Products Trust, Ser E50, GO
0.100%, 06/01/15 (A) (B)	$18,870	$18,870

		78,063

Georgia — 1.9%
Georgia, Municipal Electric Authority, Various Project, Ser B, RB
0.090%, 06/03/15 (A) (B)	9,100	9,100
Macon, Water Authority, Ser A, RB
0.110%, 06/04/15 (B)	2,825	2,825
Paulding County, Hospital Authority, Ser B, RB
0.100%, 06/04/15 (A) (B)	6,875	6,875

		18,800

Hawaii — 0.9%
Hawaii State, Ser DF, GO, AMBAC Pre-Refunded @ 100
5.000%, 07/01/15 (C)	1,000	1,004
Honolulu City & County, Ser E, GO, NATL Pre-Refunded @ 100
4.450%, 07/01/15 (C)	4,900	4,917
Honolulu City & County, Ser F, GO, NATL Pre-Refunded @ 100
5.000%, 07/01/15 (C)	3,200	3,213

		9,134

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.200%, 06/04/15 (A) (B)	1,165	1,165

Illinois — 2.8%
Illinois State, Development Finance Authority, Cradle Society Project, RB
0.190%, 06/03/15 (A) (B)	5,200	5,200
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.120%, 06/03/15 (A) (B)	2,500	2,500
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.130%, 06/04/15 (B)	20,532	20,532

		28,232

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Indiana — 0.7%
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.100%, 06/04/15 (A) (B)	$2,895	$2,895
Indiana State, Educational Facilities Finance Authority, Lutheran Child Project, RB
0.130%, 06/04/15 (A) (B)	3,660	3,660

		6,555

Kansas — 1.7%
Burlington, Power and Light Authority, Ser A, RB
0.090%, 06/03/15 (A) (B)	4,600	4,600
Kansas State, Department of Transportation State, Ser C3, RB
0.100%, 06/01/15 (B)	4,675	4,675
Kansas State, Development Finance Authority, RB
0.120%, 06/04/15 (B)	7,500	7,500

		16,775

Kentucky — 2.3%
Daviess County, Wendell Fosters Campus Project, RB
0.130%, 06/04/15 (A) (B)	960	960
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.100%, 06/04/15 (A) (B)	7,000	7,000
Kentucky State, Rural Water Finance Authority, Construction Notes, Ser D1, RB
1.000%, 08/01/15	2,850	2,854
Warren County, Higher Education Authority, WKU Student Life Foundation, RB
0.100%, 06/04/15 (A) (B)	12,450	12,450

		23,264

Louisiana — 1.0%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.110%, 06/03/15 (A) (B)	10,000	10,000

Maryland — 4.9%
Maryland State, Community Development Administration, Ser J, RB
0.110%, 06/04/15 (B)	10,000	10,000

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Maryland State, Health & Higher Educational Facilities Authority, Ser A, RB
0.080%, 06/05/15 (B)	$4,840	$4,840
Maryland State, Health & Higher Educational Facilities Authority, Ser B, RB
0.090%, 06/03/15 (A) (B)	6,000	6,000
Montgomery County, Public Improvements Project, Ser A, GO
5.000%, 07/01/15	5,000	5,020
Montgomery County, RB
0.110%, 06/10/15	12,400	12,400
Montgomery County, Trinity Health Credit Group Project, RB
0.100%, 06/01/15 (B)	10,550	10,550

		48,810

Massachusetts — 0.8%
Clipper, Tax-Exempt Certificate Trust, GO
0.130%, 06/04/15 (B)	3,800	3,800
Leominster, BAN
1.000%, 06/26/15	1,000	1,000
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.090%, 06/04/15 (A) (B)	1,800	1,800
Springfield, GO
5.000%, 08/01/15	1,600	1,613

		8,213

Michigan — 5.5%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.080%, 06/01/15 (B)	28,020	28,020
Michigan State, Building Authority, RB
0.080%, 06/04/15 (A) (B)	7,100	7,100
Michigan State, Finance Authority, Trinity Healthcare Group Project, RB
0.100%, 06/01/15 (B)	8,550	8,550
Michigan State, Trunk Line Revenue State, Ser B, RB, AGM Pre-Refunded @ 100
4.000%, 09/01/15 (C)	6,800	6,865
University of Michigan, Ser A, RB
0.080%, 06/04/15 (B)	3,975	3,975

		54,510

Minnesota — 1.0%
Minneapolis State, Revenue Authority, Minnehaha Academy Project, RB
0.050%, 06/01/15 (A) (B)	6,470	6,470

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Woodbury, Private Schools Facilities Authority, Saint Ambrose Project, RB
0.250%, 06/03/15 (A) (B)	$3,650	$3,650

		10,120

Missouri — 0.8%
Missouri State, Health & Educational Facilities Authority, RB
0.090%, 06/02/16	4,700	4,700
0.080%, 07/07/15	2,400	2,400
St. Louis County, Industrial Development Authority, Art Museum Project, Ser B, RB
0.090%, 06/03/15 (A) (B)	1,055	1,055
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.100%, 06/04/15 (A) (B)	100	100

		8,255

Nebraska — 1.0%
Omaha, Public Power Distribution, RB
0.100%, 09/02/15	7,700	7,700
0.100%, 09/03/15	2,400	2,400

		10,100

Nevada — 3.6%
Reno, Sales Tax Revenue Authority, Reno Transportation Project, Senior Lien, RB
0.060%, 06/01/15 (A) (B)	35,355	35,355

New Hampshire — 2.8%
New Hampshire State, Health & Education Facilities Authority Act, RB
0.090%, 06/03/15 (B)	6,000	6,000
New Hampshire State, Health & Education Facilities Authority, RB
0.100%, 06/04/15 (A) (B)	14,635	14,635
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.050%, 06/01/15 (B)	7,000	7,000

		27,635

New Jersey — 9.1%
Clipper, Tax-Exempt Certificate Trust, RB
0.100%, 06/04/15 (B)	5,900	5,900
East Brunswick Township, BAN
1.000%, 07/29/15	3,313	3,317

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Essex County, GO
0.750%, 09/22/15	$10,500	$10,519
JPMorgan Chase PUTTERs/DRIVERs, Ser 4459, RB
0.090%, 06/01/15 (A) (B)	44,000	44,000
New Jersey State, Health Care Facilities Financing Authority, Ser D, RB
0.090%, 06/04/15 (A) (B)	10,000	10,000
Readington, GO
1.000%, 08/05/15	2,400	2,404
River Vale Township, BAN
1.000%, 08/14/15	1,500	1,502
Union County, BAN
0.750%, 06/26/15	6,200	6,203
Woodbridge Township, BAN
1.000%, 08/21/15	6,300	6,311

		90,156

New Mexico — 0.3%
Albuquerque Bernalillo County, Water Utility Authority, RB, AMBAC Pre-Refunded @ 200
4.375%, 07/01/15 (C)	1,675	1,681
4.150%, 07/01/15 (C)	1,410	1,415

		3,096

New York — 9.4%
Amherst, GO
0.750%, 11/12/15	8,500	8,519
Ballston Spa, Central School District, GO
1.000%, 09/25/15	4,000	4,010
Corning City, School District, Ser C, BAN
1.000%, 06/25/15	11,770	11,777
Fayetteville-Manlius, Central School District, BAN
1.000%, 07/17/15	2,089	2,091
Hamburg, Central School District, BAN
0.750%, 06/12/15	4,300	4,301
Liverpool, Central School District, Ser B, GO
1.000%, 10/02/15	1,950	1,955
Nassau County, Interim Finance Authority, Ser D1, RB
0.100%, 06/03/15 (B)	2,615	2,615
New York City, Housing Development Authority, 1133 Manhattan Avenue Development Project, Ser A, RB, FHLMC
0.130%, 06/06/15 (B)	7,000	7,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Housing Development Authority, Ser A, RB, NATL Pre-Refunded @ 100
5.000%, 07/01/15 (C)	$9,500	$9,538
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.090%, 06/04/15 (A) (B)	2,000	2,000
New York State, Dormitory Authority, City University System Consolidated Fifth Project, Ser D, RB
0.090%, 06/04/15 (A) (B)	9,700	9,700
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.100%, 06/03/15 (B)	2,000	2,000
Niagara Area, Development Authority, Niagara University Project, RB
0.090%, 06/03/15 (A) (B)	2,705	2,705
Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.090%, 06/04/15 (A) (B)	2,600	2,600
Sachem, Central School District, GO
1.000%, 06/26/15	11,300	11,306
Suffolk County, Water Authority, Ser C, RB, NATL Pre-Refunded @ 100
5.000%, 06/01/15 (C)	4,795	4,795
Sullivan County, GO
1.000%, 03/04/16	2,150	2,161
White Plains, City School District, Ser A, BAN
1.000%, 06/26/15	4,200	4,202

		93,275

North Carolina — 6.3%
Charlotte, Housing Authority, Stonehaven East Project, RB
0.100%, 06/02/15 (A) (B)	5,000	5,000
North Carolina State, Capital Facilities Authority, Ser B, TECP
0.100%, 06/04/15 (A) (B)	6,700	6,700
North Carolina State, Capital Facilities Finance Agency, RB
0.100%, 06/04/15 (A) (B)	5,305	5,305
North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.120%, 06/03/15 (A) (B)	10,000	10,000

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
North Carolina State, Medical Care Commission, Caromont Health Project, Sub-Ser B, RB, NATL
0.100%, 06/03/15 (A) (B)	$7,990	$7,990
North Carolina State, Medical Care Commission, RB
0.100%, 09/03/15	2,200	2,200
0.070%, 06/10/15	4,722	4,722
0.060%, 06/11/15	4,100	4,100
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.110%, 06/04/15 (A) (B)	4,475	4,475
North Carolina State, Ser B, GO
5.000%, 06/01/15	1,850	1,850
Wake County, Various Public Improvements Project, Ser C, GO
0.070%, 06/04/15 (B)	9,800	9,800

		62,142

Ohio — 4.5%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.090%, 06/04/15 (A) (B)	7,465	7,465
Franklin, Health Care Project, RB
0.100%, 06/04/15 (A) (B)	10,500	10,500
Franklin, Health Care Project, Ser C, RB
0.130%, 06/11/15 (B)	2,150	2,150
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.130%, 06/04/15 (A) (B)	1,695	1,695
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.100%, 06/05/15 (A) (B)	5,085	5,085
Ohio State University, RB
1.000%, 12/15/15	2,320	2,329
0.080%, 07/08/15	4,800	4,800
Ohio State University, Ser B-1, RB
0.070%, 06/04/15 (B)	8,500	8,500
Summit County, Port Authority, Barberton YMCA Project, RB
0.120%, 06/03/15 (A) (B)	1,090	1,090
University of Cincinnati, Ser C, RB
5.000%, 06/01/15	1,000	1,000

		44,614

Oregon — 1.1%
Oregon State, GO
0.080%, 06/02/15 (B)	5,900	5,900

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Oregon State, Veterans Welfare Services Authority, GO
0.090%, 06/03/15 (B)	$5,200	$5,200

		11,100

Pennsylvania — 3.9%
Allegheny County, Ser C-51, GO
0.100%, 06/01/15 (A) (B)	5,000	5,000
Bucks County, Industrial Development Authority, Grand View Hospital Project, Ser A, RB
0.090%, 06/04/15 (A) (B)	6,000	6,000
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.100%, 06/02/15 (A) (B)	1,150	1,150
New Castle Area, Hospital Authority, Jameson Memorial Hospital Project, RB
0.110%, 06/04/15 (A) (B)	17,820	17,820
Pennsylvania State, Authority for Industrial Development, Ser B-2, RB
0.090%, 06/05/15 (A) (B)	4,660	4,660
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I5, RB
0.120%, 06/04/15 (A) (B)	2,600	2,600
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.100%, 06/04/15 (A) (B)	1,685	1,685

		38,915

Rhode Island — 1.3%
Rhode Island State, Health & Educational Building, Ser R, RB
0.080%, 06/04/15 (B)	13,300	13,300

South Carolina — 0.1%
Florence, School District One, GO
5.000%, 03/01/16	1,015	1,050

South Dakota — 0.9%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.100%, 06/04/15 (B)	9,200	9,200

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tennessee — 3.4%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.100%, 06/03/15 (A) (B)	$4,995	$4,995
Shelby County, Various Public Improvement Projects, Ser B, GO
0.090%, 06/04/15 (A) (B)	27,880	27,880
Tennessee State, Ser B, GO
5.000%, 08/01/15	1,000	1,008

		33,883

Texas — 5.2%
Austin, Water & Wastewater System Revenue Authority, RB
0.100%, 06/05/15 (A) (B)	2,500	2,500
BB&T Municipal Trust, Ser 2036, RB
0.110%, 06/04/15 (B)	700	700
Harris County, Ser A, GO
5.000%, 10/01/15	1,500	1,524
Houston, Utility System Revenue Authority, RB
0.110%, 06/04/15 (A) (B)	6,800	6,800
Klein, Independent School District, GO, PSF-GTD Pre-Refunded @ 100
4.200%, 08/01/15 (C)	1,800	1,812
Leander, Independent School District, GO, FGIC Pre-Refunded @ 100
5.000%, 08/15/15 (C)	1,000	1,010
Mesquite, Independent School District, GO, PSF-GTD
0.100%, 06/11/15 (B)	2,900	2,900
North Texas, Tollway Authority, Ser D, RB
0.080%, 06/03/15 (A) (B)	15,000	15,000
Tarrant County, GO Pre-Refunded @ 100
5.000%, 07/15/15 (C)	2,170	2,183
Texas State, Industry Educational Services, Ser B, GO
0.090%, 06/03/15 (B)	5,810	5,810
Texas State, Public Finance Authority, Ser B, RB Pre-Refunded @ 100
5.000%, 07/01/15 (C)	1,850	1,857
Texas State, Unlimited Notes, GO
1.500%, 08/31/15	7,800	7,827

Description	Face Amount ($ Thousands)	Value ($ Thousands)
University of Texas, Permanent University Fund, Ser B, RB
4.250%, 07/01/19	$1,800	$1,806

		51,729

Utah — 0.5%
Weber County, IHC Health Services, Ser A, RB
0.100%, 06/01/15 (B)	5,100	5,100

Vermont — 0.3%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.100%, 06/04/15 (A) (B)	2,545	2,545

Virginia — 0.2%
Virginia State, Public Building Authority, Ser A-1, RB
4.000%, 08/01/15	2,450	2,466

Washington — 2.1%
King County, School District No. 414 Lake Washington, GO
2.000%, 12/01/15	1,000	1,008
Tacoma, Electric System Revenue, Ser B, RB Pre-Refunded @ 100
4.250%, 07/01/15 (C)	3,020	3,030
Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.120%, 06/05/15 (A) (B)	1,585	1,585
Washington State, Housing Finance Commission, Various Panorama Project, RB
0.100%, 06/04/15 (A) (B)	15,000	15,000

		20,623

Wyoming — 0.9%
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser A, RB
0.100%, 06/03/15 (A) (B)	4,500	4,500
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser B, RB
0.090%, 06/03/15 (A) (B)	4,905	4,905

		9,405

Multi-State — 1.4%
BB&T Municipal Trust, Ser 1039, RB
0.200%, 06/04/15 (A) (B)	4,465	4,465

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FHLMC, Multi-Family Housing, Ser M027, RB
0.110%, 06/04/15 (B)	$9,000	$9,000

		13,465

Total Municipal Bonds (Cost $1,006,797) ($ Thousands)		1,006,797

Total Investments — 101.4% (Cost $1,006,797) ($ Thousands)††		$1,006,797

Percentages are based on Net Assets of $992,453 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2015. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TECP — Tax-Exempt Commercial Paper

††For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2015, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended May 31, 2015, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 98.9%

Alabama — 0.8%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/20	$720	$821
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/19	5,495	6,206
Birmingham, Water Works Board of Revenue Authority, Water Works Project, RB
5.000%, 01/01/21	1,000	1,146
Selma, Industrial Development Board, Zilkha Biomass Project, AMT, RB
7.500%, 05/01/25	1,060	1,050
University of Alabama, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	2,160	2,560

		11,783

Alaska — 0.6%
Alaska State, Housing Finance Authority, Genreral Housing Project, Ser B, RB, NATL
Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,001
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	4,067

		9,068

Arizona — 3.9%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/21 @ 100
5.000%, 12/01/27	2,500	2,939
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,588
Arizona State, Department of Transportation State, Highway Fund Revenue, RB
Callable 07/01/24 @ 100
5.000%, 07/01/26	5,000	6,004

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 07/01/18 (A)	$1,820	$2,031
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	4,787
Arizona State, Health Facilities Authority, RB
Callable 12/01/24 @ 100
5.000%, 12/01/30	6,070	6,843
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,603
Arizona State University, Board of Regents, RB
Callable 08/01/24 @ 100
5.000%, 08/01/30	3,540	4,031
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/43 (B)	3,690	4,110
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/18	2,000	2,235
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	4,002
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/23	2,510	3,035
Phoenix, Civic Improvement Authority, Junior Lien, RB, NATL
Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,169
Pima County, Industrial Development Authority, American Charter School Foundation Project, Ser A, RB
5.125%, 07/01/15	245	245
Pima County, Sewer System Authority, RB, AGM
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,299

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Salt River Project, Agricultural Improvement & Power District, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 12/01/34	$620	$720
5.000%, 12/01/35	4,305	4,980
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/24	1,330	1,552
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/23 @ 100
5.250%, 08/01/33	1,000	1,093

		57,266

Arkansas — 0.4%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,795
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,758
Arkansas State, University, Various Facility Fayetteville Project, RB
Callable 11/01/24 @ 100
5.000%, 11/01/33	1,400	1,604
5.000%, 11/01/34	1,210	1,378

		6,535

California — 12.7%
Bay Area, Toll Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/18 (A)	1,030	1,146
Bay Area, Toll Authority, RB
5.000%, 04/01/22	2,500	2,991
California State, Airport Revenue, Ser B, RB
Callable 03/01/24 @ 100
5.000%, 03/01/28	455	522
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	3,880
California State, Communities Development Authority, Statewide Regional Inland Center Project, RB
Callable 12/01/17 @ 100
5.250%, 12/01/27	2,215	2,340

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Department of Water Resources State, Ser AS, RB
Callable 12/01/24 @ 100
5.000%, 12/01/29	$1,910	$2,281
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/19	4,000	4,577
California State, Economic Recovery, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/19 (A)	5,000	5,767
California State, GO
Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,778
California State, GO
Callable 10/01/15 @ 100
6.250%, 10/01/19	480	490
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	2,036
California State, GO
Callable 09/01/22 @ 100
5.000%, 09/01/23	2,500	2,989
California State, GO
Callable 09/01/18 @ 100
5.000%, 09/01/28	3,100	3,472
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	4,810
California State, GO
5.000%, 10/01/18	3,000	3,382
5.000%, 11/01/19	1,000	1,156
5.000%, 02/01/20	2,000	2,320
5.000%, 09/01/22	625	750
5.000%, 10/01/24	2,090	2,553
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/26	5,000	5,854
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser C, RB
5.000%, 07/01/43 (B)	2,500	2,877
California State, Municipal Finance Authority, Ser A, RB
Callable 07/01/24 @ 100
5.250%, 01/01/34	250	277
California State, Pollution Control Financing Authority, Ser C, RB
Callable 07/01/15 @ 100
0.060%, 11/01/26 (B)(C)	1,000	1,000

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/23 @ 100
5.000%, 03/01/26	$1,000	$1,157
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/21 @ 100
5.250%, 12/01/25	4,185	5,053
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/24 @ 100
5.000%, 12/01/25	2,795	3,343
California State, Public Works Board, Various Capital Projects, Ser I, RB
Callable 11/01/23 @ 100
5.000%, 11/01/24	2,500	2,977
California State, Ser A, GO
5.000%, 07/01/19 (D)	1,375	1,586
California State, Ser A, GO
Pre-Refunded @ 200
5.250%, 07/01/19 (A)	1,745	2,030
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/23	715	778
California State, Systemwide University Revenue Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	5,000	5,974
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/29	915	1,035
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,783
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	9,055	8,769
Golden State, Tobacco Securitization, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/33	1,265	1,426
5.000%, 06/01/34	2,110	2,377
5.000%, 06/01/35	4,185	4,659
Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,128
5.250%, 11/01/20	1,000	1,129

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/21	$375	$441
5.000%, 03/01/22	625	739
5.000%, 09/01/22	570	679
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,275
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/25 @ 100
5.000%, 05/15/31	840	952
5.000%, 05/15/32	840	948
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/23 @ 100
5.000%, 05/15/32	2,285	2,560
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/20	2,500	2,929
5.000%, 07/01/21	1,650	1,958
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/25	2,500	2,936
Los Angeles, Department of Water & Power, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 07/01/32	2,500	2,866
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,371
Los Angeles, Wastewater System Revenue, Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,379
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/20	1,335	1,525
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/28	1,845	2,086
Orange County, Transportation Authority, RB
Callable 08/15/23 @ 100
5.000%, 08/15/25	1,000	1,187

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Rancho Santiago, Community College District, GO
Callable 09/01/23 @ 100
5.000%, 09/01/24	$2,500	$3,027
Roseville Westpark, Community Facilities District No. 1, SAB
Callable 09/01/15 @ 101
5.200%, 09/01/26	1,000	1,013
Sacramento County, Airport Systems Project, Ser D, RB
Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,504
Sacramento, Water Authority, RB
Callable 09/01/23 @ 100
5.000%, 09/01/26	1,395	1,639
San Diego County, Water Authority, Ser B, RB
Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,899
San Diego, Public Facilities Financing Authority, Ser A, RB
Callable 05/15/19 @ 100
5.000%, 05/15/25	3,500	4,002
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/18	3,500	3,884
San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,878
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,370
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/19	1,000	1,137
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,517
Stockton, Unified School District, GO, AGM
5.000%, 07/01/22	1,220	1,452
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,545

Description	Face Amount ($ Thousands)	Value ($ Thousands)
University of California, Ser AF, RB
Callable 05/15/23 @ 100
5.000%, 05/15/24	$6,000	$7,223
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	180	198
University of California, Ser Q, RB
Pre-Refunded @ 101
5.250%, 05/15/17 (A)	3,820	4,193

		184,764

Colorado — 1.4%
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,173
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/19	2,500	2,897
Denver City and County, Airport Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/23 @ 100
5.500%, 11/15/27	10,000	11,670
Denver City and County, Airport Revenue Authority, Sub-Ser B, RB
Callable 11/15/23 @ 100
5.250%, 11/15/26	2,000	2,357

		20,097

Connecticut — 0.7%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	3,911
Connecticut State, Ser E, GO
Callable 12/15/16 @ 100
5.000%, 12/15/17	830	888
Connecticut State, Special Tax Revenue, RB
Callable 01/01/23 @ 100
5.000%, 01/01/30	2,500	2,833
Connecticut State, Special Tax Revenue, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/34	2,500	2,856

		10,488

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Delaware — 0.3%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	$2,500	$2,802
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	2,000	2,179

		4,981

District of Columbia — 0.2%
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/23 @ 100
5.000%, 10/01/27	2,705	3,093

Florida — 6.4%
Broward County, Airport System Revenue Authority, Ser L, RB, AMBAC
Callable 07/02/15 @ 100
5.000%, 10/01/16	2,080	2,088
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,881
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,263
Capital Trust Agency, RB
Callable 04/01/22 @ 103
7.000%, 04/01/35	1,205	1,208
Celebration Pointe, Community Development District No.1, RB
4.750%, 05/01/24	525	529
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
5.000%, 06/01/21	5,000	5,715
Citizens Property Insurance, Ser A1, RB
Callable 12/01/24 @ 100
5.000%, 06/01/25	16,000	18,582
Citizens Property Insurance, Ser A-1, RB
5.000%, 06/01/19	2,775	3,117
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/20	1,500	1,754
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/17	1,250	1,327

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	$5,500	$6,194
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	4,009
Florida State, Turnpike Enterprise, Department of Transportation, Ser C, RB
5.000%, 07/01/23	7,500	9,064
Hillsborough County, Revenue Capacity Assessment Authority, SAB, NATL
5.000%, 03/01/16	3,375	3,488
Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/16	1,290	1,354
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	2,955
JEA, Electric System Revenue, Sub-Ser A, RB
Callable 10/01/23 @ 100
5.000%, 10/01/25	1,500	1,770
5.000%, 10/01/26	1,395	1,632
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,803
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/23	1,800	2,146
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,140
Miami-Dade County, School Board Foundation, Ser D, RB
Callable 11/01/24 @ 100
5.000%, 11/01/29	5,270	5,904
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/23 @ 100
5.500%, 10/01/27	1,330	1,547
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,476

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Palm Beach County, Health Facilities Authority, Sinai Residences Boca Raton Project, RB
6.250%, 06/01/23	$550	$604
6.000%, 06/01/21	650	706
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,524

		93,780

Georgia — 3.2%
Atlanta, Development Authority, Ser A-1, RB
Callable 07/01/25 @ 100
5.250%, 07/01/40	1,380	1,565
5.250%, 07/01/44	2,120	2,392
5.000%, 07/01/32	2,595	2,912
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Pre-Refunded @ 200
6.000%, 11/01/21 (A)	5,000	5,986
6.000%, 11/01/25 (A)	1,950	2,334
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/23 @ 100
5.250%, 11/01/28	3,000	3,525
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.315%, 01/01/24 (B)	3,075	2,890
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,645
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB
Callable 10/01/21 @ 100
5.250%, 10/01/27	880	982
Georgia State, Ser A-1, GO
5.000%, 02/01/24	5,000	6,158
Georgia State, Ser I, GO
5.000%, 07/01/21	4,115	4,903
Gwinnett County, School District, GO Pre-Refunded @ 100
5.000%, 02/01/18 (A)	3,080	3,398
Henry County, Hospital Authority, Henry Hospital Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/26	1,650	1,880
5.000%, 07/01/27	1,390	1,572

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	$835	$887
Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/20	1,000	1,163
Richmond County, Board of Education, GO
5.000%, 10/01/17	1,600	1,755

		46,947

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	750	832

Hawaii — 0.6%
Hawaii State, Ser EH, RB
5.000%, 08/01/20	4,500	5,269
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,835

		8,104

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/21	575	637
4.000%, 04/01/22	485	542
Idaho State, Building Authority, Lewis- Clark State College Project, Ser F, RB
5.000%, 09/01/23	1,000	1,195
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/23	60	72
Nez Perce County, Industrial Pollution Control, Potlach Corp. Project, RB
Callable 07/02/15 @ 100
6.000%, 10/01/24	425	425

		2,871

Illinois — 5.8%
Chicago, Airport Authority O’Hare International Airport, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	2,500	2,662

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Chicago, Airport Authority O’Hare International Airport, RB
Callable 01/01/23 @ 100
5.500%, 01/01/27	$2,000	$2,286
Chicago, Airport Authority O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/18	2,500	2,708
Chicago, Metropolitan Water Reclamation District, Ser C, GO
5.000%, 12/01/16	480	512
Chicago, Neighborhoods Project, Ser 2002B, GO
Callable 01/01/25 @ 100
5.500%, 01/01/37	1,065	1,061
Chicago, Neighborhoods Project, Ser 2005D, GO
Callable 01/01/25 @ 100
5.500%, 01/01/37	850	847
Chicago, Park District, Ser C, GO
Callable 01/01/24 @ 100
5.000%, 01/01/29	1,200	1,253
Chicago, Water Revenue, Second Lien Project, RB
Callable 11/01/24 @ 100
5.000%, 11/01/29	1,000	1,083
Illinois State, Development Authority, Memorial Group Inc. Project, RB
Callable 11/01/23 @ 100
7.125%, 11/01/30	1,310	1,618
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/23 @ 100
5.000%, 06/01/26	6,410	7,405
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,083
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/23 @ 100
5.500%, 07/01/28	1,000	1,152
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/32	1,100	1,218
5.000%, 11/15/33	1,050	1,159
5.000%, 11/15/34	1,000	1,102

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/25 @ 100
5.000%, 11/15/34	$2,000	$2,204
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,118
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,699
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.500%, 06/01/23	12,325	14,322
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,092
5.000%, 06/01/15	1,975	1,975
Illinois State, RB
Callable 06/15/23 @ 100
5.000%, 06/15/24	2,500	2,946
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/23	2,095	2,553
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,190
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/23 @ 100
5.000%, 01/01/31	3,035	3,349
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,519
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 12/01/18	2,500	2,804
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/32	1,250	1,388
Illinois State, Unemployment Insurance Issue, Compensation Trust Fund, Ser B, RB
Callable 06/15/15 @ 100
5.000%, 06/15/19	3,250	3,257

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Northern Illinois University, RB, AGM
5.000%, 04/01/17	$1,285	$1,366
University of Illinois, Ser A, RB
Callable 04/01/24 @ 100
5.000%, 04/01/28	2,035	2,303
University of Illinois, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	3,210	3,593

		83,827

Indiana — 0.9%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/22 @ 100
5.000%, 02/01/29	1,000	1,106
Indiana State, Finance Authority, Ser A, RB
Callable 08/01/25 @ 100
5.250%, 02/01/35	2,000	2,282
Indiana University, Student Fee Project, Ser S, RB
Pre-Refunded @ 100
5.000%, 08/01/18 (A)	2,000	2,242
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,798
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/25 @ 100
5.000%, 01/01/35	3,400	3,694

		13,122

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB
Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,761

Kansas — 0.7%
Kansas State, Department of Transportation, Ser B, RB
0.523%, 09/01/19 (B)	1,750	1,735
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/20	2,500	2,935

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/22 @ 100
5.000%, 11/15/29	$4,000	$4,473
Wyandotte County, Kansas City Unified Government, Ser B, RB
6.070%, 06/01/21 (E)	1,295	939

		10,082

Kentucky — 0.6%
University of Kentucky, Ser D, RB
5.250%, 10/01/18	7,250	8,218

Louisiana — 2.6%
Baton Rouge, RB
Callable 06/01/15 @ 100
0.040%, 11/01/19 (B)	1,000	1,000
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/25 @ 100
5.000%, 02/01/27	1,000	1,175
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB
Callable 07/15/22 @ 100
5.000%, 07/15/26	1,000	1,139
5.000%, 07/15/27	1,750	1,980
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGM
Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,150
Louisiana State, Public Facilities Authority, AMT, RB
7.000%, 07/01/24	1,410	1,418
Louisiana State, Ser A, GO
5.000%, 08/01/21	1,000	1,180
Louisiana State, Ser A, RB
Callable 06/15/24 @ 100
5.000%, 06/15/25	2,000	2,414
5.000%, 06/15/30	1,500	1,733
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/19	1,000	1,132
5.000%, 07/01/22	1,000	1,177
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/18 @ 100
5.500%, 05/15/28	8,500	9,196

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/20 @ 100
5.500%, 05/15/30	$2,000	$2,265
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/25 @ 100
5.000%, 01/01/28	3,000	3,416
5.000%, 01/01/32	2,100	2,331
5.000%, 01/01/33	2,100	2,326

		38,032

Maryland — 1.8%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	2,195	2,429
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,560
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	3,072
Maryland State, GO
5.000%, 03/01/18	3,500	3,882
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/22 @ 100
5.000%, 07/01/30	1,165	1,307
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 07/01/24 @ 100
5.000%, 07/01/33	1,340	1,467
5.000%, 07/01/34	1,065	1,162
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,593
Montgomery County, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/19 (A)	3,750	4,309

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Westminster, Lutheran Millers Grant Project, RB
4.875%, 07/01/23	$810	$830
4.375%, 07/01/21	825	835
3.875%, 07/01/19	465	467

		25,913

Massachusetts — 2.7%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,312
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/22 @ 100
5.000%, 05/01/29	1,000	1,137
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/18	3,075	3,334
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB
Callable 07/01/21 @ 100
5.000%, 07/01/26	2,000	2,277
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,102
Massachusetts State, Educational
Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	5,000	5,592
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,925
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/22 @ 100
5.000%, 07/01/26	1,500	1,757
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/22 @ 100
5.000%, 08/15/28	1,110	1,308
5.000%, 08/15/30	5,000	5,757
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,344
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/23	2,265	2,772

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/21	$3,215	$3,799

		39,416

Michigan — 2.8%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,315
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/24 @ 100
5.000%, 07/01/30	1,000	1,109
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/22	5,000	5,724
Michigan State, Finance Authority, Government Loan Project, Ser A, RB
5.000%, 05/01/20	5,000	5,684
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/23 @ 100
5.000%, 08/15/31	3,300	3,591
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/25 @ 100
5.000%, 11/15/33	2,755	3,013
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/17	1,000	1,056
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/18	3,400	3,804
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 07/01/18 @ 100
5.000%, 07/01/21	7,000	7,767
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 01/01/18 @ 100
5.000%, 01/01/22	1,250	1,367
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,305
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,650

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL
Callable 12/01/17 @ 100
5.000%, 12/01/22	$1,500	$1,611

		40,996

Minnesota — 2.0%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,755
Minnesota State, Municipal Power Agency, RB
Pre-Refunded @ 100
5.250%, 10/01/15 (A)	1,000	1,017
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/24 @ 100
5.000%, 10/01/25	350	417
5.000%, 10/01/27	600	700
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/22	200	236
Minnesota State, Various Purposes, GO
5.000%, 08/01/20	1,945	2,280
Minnesota State, Various Purposes, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/27	2,000	2,331
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/22	5,000	6,057
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (B)	1,575	1,716
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (B)	1,535	1,768
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,588
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	2,778
University of Minnesota, Ser A, RB
Callable 12/01/20 @ 100
5.250%, 12/01/28	1,370	1,612

		29,255

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mississippi — 0.0%
Mississippi State, Business Finance Commission, Chevron USA Inc. Project, Ser G, RB
Callable 07/01/15 @ 100
0.040%, 11/01/35 (B)	$300	$300

Missouri — 3.1%
Kansas City, Airport Revenue, Ser A, AMT, RB
Callable 09/01/21 @ 100
5.000%, 09/01/23	8,015	9,068
Missouri State, Board of Public Buildings, RB
5.000%, 10/01/18	1,705	1,921
Missouri State, Development Finance Board, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/27	2,295	2,577
Missouri State, Environmental Improvement & Energy Resources Authority, RB
5.000%, 07/01/17	1,475	1,607
Missouri State, Health & Educational Facilities Authority, Ser A, RB
Callable 11/15/25 @ 100
5.000%, 11/15/34	3,000	3,303
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/24 @ 100
5.000%, 06/01/28	3,425	3,920
Missouri State, Highway & Transportation Commission, Second Lien, RB
Pre-Refunded @ 200
5.250%, 05/01/17 (A)	3,490	3,790
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/25 @ 100
5.000%, 01/01/29	2,000	2,270
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/27	1,850	2,130
5.000%, 01/01/28	1,400	1,597

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Missouri State, Joint Municipal Electric Utility Commission, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 12/01/26	$5,135	$6,010
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,911
University of Missouri, Ser A, RB
5.000%, 11/01/24	3,000	3,696

		44,800

Nebraska — 0.9%
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/29	2,000	2,256
Nebraska State, Public Power District, Ser A-1, RB
Callable 01/01/25 @ 100
5.000%, 01/01/30	2,500	2,889
Omaha, Public Power District, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,596
Public Power Generation Agency, RB
Callable 01/01/25 @ 100
5.000%, 01/01/30	3,000	3,369

		13,110

Nevada — 0.5%
Clark County, Airport Authority, Ser C, RB, AGM
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,171
Henderson, Local Improvement District No. T-18, SAB
Callable 09/01/15 @ 100
5.300%, 09/01/35	1,420	1,074
Henderson, Public Improvement Trust, RB
Callable 07/01/24 @ 100
5.500%, 01/01/34	810	900
Nevada State, Unemployment Compensation Project, RB
5.000%, 06/01/17	1,565	1,698

		6,843

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire — 0.2%
New Hampshire State, Business Finance Authority, Ser A, RB, AMBAC
0.371%, 10/01/33 (B)	$3,540	$3,274

New Jersey — 3.1%
Gloucester County, Pollution Control Financing Authority, Keystone Urban Renewal Project, AMT, RB
5.000%, 12/01/24	1,640	1,835
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/20	3,755	4,131
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
4.875%, 09/15/19	825	867
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,613
New Jersey State, Economic Development Authority, RB
Callable 01/01/25 @ 100
5.000%, 01/01/35	750	799
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB
Callable 06/15/19 @ 100
5.500%, 12/15/29	3,020	3,166
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser EE, RB
5.000%, 09/01/18	3,500	3,731
New Jersey State, Economic Development Authority, AMT, RB
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,160	1,298
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	855	982
New Jersey State, Ser N, GO, NATL
5.500%, 07/15/18	5,000	5,604

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB
Callable 06/01/17 @ 100
4.500%, 06/01/23	$2,400	$2,403
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/21	4,040	4,348
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/21 @ 100
5.500%, 06/15/31	3,270	3,471
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/21	4,000	4,627
Rutgers University, Ser J, RB
Callable 05/01/23 @ 100
5.000%, 05/01/29	6,000	6,895

		45,770

New Mexico — 0.6%
New Mexico State, Hospital Equipment Loan Council, RB
Callable 08/01/25 @ 100
5.000%, 08/01/30	1,130	1,272
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser B, RB
0.773%, 02/01/19 (B)	1,865	1,861
New Mexico State, Municipal Energy, Ser B, RB
Callable 02/01/19 @ 100
0.873%, 11/01/39 (B)	5,000	5,003

		8,136

New York — 12.4%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	4,129
Build NYC Resource, Pratt Paper Incorporated Project, RB
Callable 11/01/24 @ 100
5.250%, 11/01/34	1,320	1,413
Build NYC Resource, Pratt Paper Incorporated Project, AMT, RB
3.750%, 01/01/20	1,000	1,032
Jefferson County, Industrial Development Agency, AMT, RB
5.250%, 01/01/24	370	353
4.750%, 01/01/20	400	385
Long Island, Power Authority, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/34	1,675	1,854

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 05/15/24 @ 100
5.000%, 11/15/28	$3,000	$3,442
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/23 @ 100
5.000%, 11/15/29	4,140	4,755
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,369
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 05/15/18 @ 100
5.000%, 11/15/27	1,850	2,040
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,130
Nassau County, Local Economic Assistance Corp., Catholic Health Services of Long Island Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/29	1,000	1,117
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM
Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,350
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,598
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/20	5,000	5,781
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,863
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,087
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/22	1,155	1,279
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,175
New York City, Ser C, GO
Callable 06/01/15 @ 100
0.060%, 10/01/23 (B)(C)	2,300	2,300

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Ser D, GO
5.000%, 08/01/16	$3,250	$3,423
New York City, Ser E, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,573
5.000%, 08/01/22	2,000	2,281
New York City, Ser E, GO
5.000%, 08/01/18	2,000	2,234
5.000%, 08/01/20	4,555	5,308
5.000%, 08/01/23	1,315	1,579
New York City, Ser F, GO
Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	2,837
New York City, Ser K, GO
Callable 08/01/15 @ 100
5.000%, 08/01/21	1,830	1,845
New York City, Ser K, GO
Pre-Refunded @ 100
5.000%, 08/01/15 (A)	3,170	3,196
New York City, Sub-Ser B1, GO
Callable 09/01/18 @ 100
5.250%, 09/01/25	4,520	5,062
New York City, Sub-Ser G-1, GO
Callable 04/01/22 @ 100
5.000%, 04/01/23	2,055	2,435
New York City, Sub-Ser I, GO
Callable 03/01/24 @ 100
5.000%, 03/01/25	2,500	2,988
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/20	1,250	1,465
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	2,907
5.000%, 02/01/24	2,250	2,611
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/22 @ 100
5.000%, 02/01/26	2,470	2,876
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/23 @ 100
5.000%, 05/01/28	2,500	2,902

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	$950	$1,029
New York City, Transitional Finance
Authority, Future Tax Secured Revenue, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 05/01/17 (A)	1,865	2,017
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/21 @ 100
5.000%, 07/01/21	1,320	1,521
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/24 @ 100
5.000%, 06/15/29	1,500	1,756
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/18	2,530	2,813
New York State, Dormitory Authority,
General Purpose Project, Ser A, RB
Callable 02/15/24 @ 100
5.000%, 02/15/25	2,500	3,004
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Callable 01/01/22 @ 100
5.000%, 07/01/23	610	720
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	250	295
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,436
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,836
New York State, Dormitory Authority, Ser A, RB
Callable 07/02/24 @ 100
5.250%, 01/01/34	925	1,026

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/22 @ 100
5.000%, 05/15/23	$970	$1,140
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	3,000	3,566
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,764
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/24 @ 100
7.250%, 11/15/44	2,120	2,545
5.150%, 11/15/34	3,335	3,572
New York State, Local Government Assistance, Sub-Ser A, RB
5.000%, 04/01/17	2,000	2,162
5.000%, 04/01/18	5,000	5,557
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	9,355	10,570
New York State, Thruway Authority, Ser A, RB
Callable 03/15/21 @ 100
5.000%, 03/15/25	6,750	7,925
New York State, Thruway Authority, Ser J, RB
Callable 01/01/24 @ 100
5.000%, 01/01/27	2,095	2,448
New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/19	2,815	3,190
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 12/15/16	2,000	2,142
5.000%, 03/15/20	1,875	2,177
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB
Callable 07/01/19 @ 100
4.625%, 07/01/22	1,000	1,067
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB
5.000%, 07/01/16	1,645	1,696

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Syracuse, Industrial Development Agency, Ser A-2, RB
Callable 06/01/15 @ 100
0.070%, 12/01/37 (B)(C)	$1,000	$1,000
Triborough, Bridge & Tunnel Authority, Sub-Ser 2003B-2, RB
Callable 06/03/19 @ 100
0.473%, 01/01/33 (B)	5,000	4,930
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,701

		180,579

North Carolina — 0.9%
North Carolina State, Capital Improvement Project, Ser C, RB
Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,534
North Carolina State, Medical Care Commission, First Mortgage- Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,427
North Carolina State, Public Improvement Project, Ser A, GO
Callable 05/01/20 @ 100
5.000%, 05/01/22	1,125	1,321
North Carolina State, Ser C, GO
5.000%, 05/01/22	5,000	6,030
University of North Carolina at Chapel Hill, RB
Callable 12/01/17 @ 100
5.000%, 12/01/31	1,650	1,811

		13,123

North Dakota — 0.1%
Williston, Housing Finance Authority, Eagle Crest Apartments Project, RB
6.250%, 09/01/23	1,060	1,112

Ohio — 1.8%
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,272
Kent State University, General Revenue Receipts, Ser B, RB, AGM
Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,823

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/20 @ 100
5.750%, 11/15/22	$2,500	$2,967
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,214
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,743
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,163
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,095
Ohio State, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	1,000	1,162
Ohio State, Turnpike Commission, RB
Callable 02/15/23 @ 100
5.250%, 02/15/29	2,500	2,883
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/01/19 (A)	3,595	4,170

		26,492

Oklahoma — 0.2%
Tulsa, Airports Improvement Trust, AMT, RB
5.000%, 06/01/35 (B)	2,550	2,762

Oregon — 0.7%
Oregon State, Department of Administrative Services, State Lottery, Department of Administrative Services, Ser A, RB
Pre-Refunded @ 100
5.250%, 04/01/19 (A)	3,000	3,443
Oregon State, Property Tax, Ser J, GO
Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,620
5.000%, 05/01/26	1,545	1,826

15	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Oregon State, State Lottery, Ser C, RB
5.000%, 04/01/24	$2,450	$2,983

		10,872

Pennsylvania — 4.8%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,385	1,482
Allegheny County, Port Authority, RB
Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,488
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/22 @ 100
5.000%, 05/01/26	1,375	1,483
Berks County, Municipal Authority,
Reading Hospital & Medical Center Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,351
Butler County, Hospital Authority, Butler Health Systems Project, RB
Pre-Refunded @ 100
7.125%, 07/01/19 (A)	1,500	1,843
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,274
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/29	725	783
5.000%, 07/01/34	875	926
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,065
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,684
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/20	1,000	1,143

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Montgomery County, Industrial Development Authority, RB
Callable 01/01/25 @ 100
5.000%, 01/01/30	$630	$637
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	2,074
Pennsylvania State, Economic Development Financing Authority, AMT, RB
Callable 06/30/26 @ 100
5.000%, 12/31/34	4,110	4,452
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 07/01/17 @ 100
5.000%, 01/01/22	3,935	4,275
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 01/01/18 @ 100
5.000%, 07/01/21	2,960	3,248
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,723
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	4,585
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	3,085
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19 (D)	3,120	3,589
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,579
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/18	1,785	1,971
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/17	1,000	1,096

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Turnpike Commission, Sub-Ser A-1, RB
Callable 12/01/24 @ 100
5.000%, 12/01/30	$4,260	$4,769
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/23 @ 100
5.000%, 09/01/25	2,840	3,325
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,303
5.000%, 09/15/28	2,610	2,934

		70,167

Puerto Rico — 0.1%
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (A)	1,235	1,300

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/22	5,000	6,007
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/35	3,035	3,250

		9,257

South Carolina — 0.6%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/23 @ 100
5.000%, 12/01/27	2,500	2,925
Piedmont, Municipal Power Agency, Ser A, RB, NATL
6.500%, 01/01/16 (D)	1,820	1,885
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/24 @ 100
5.000%, 12/01/26	3,800	4,444

		9,254

Tennessee — 1.0%
Memphis, Electric Systems Revenue Authority, Sub-Ser, RB
5.000%, 12/01/17	1,730	1,905

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/21 @ 100
5.000%, 07/01/24	$1,890	$2,155
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/18	1,830	2,047
5.000%, 07/01/20	1,100	1,284
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/22	2,250	2,671
Nashville & Davidson County, Metropolitan Government, Tennessee Electric Revenue, Ser A, RB
Callable 05/15/23 @ 100
5.000%, 05/15/29	2,040	2,352
Tennessee State, Ser A, GO
4.000%, 08/01/17	1,645	1,762

		14,176

Texas — 11.2%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,189
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/23 @ 100
5.000%, 09/01/24	5,000	5,911
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/24 @ 100
5.000%, 08/15/31	2,500	2,748
5.000%, 08/15/33	6,500	7,117
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100
5.000%, 08/15/27	1,050	1,231
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,398
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM
Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,085
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,881

17	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/23	$300	$320
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/23 @ 100
5.250%, 11/01/26	2,250	2,651
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/24 @ 100
5.000%, 02/15/31	2,445	2,815
El Paso, Water & Sewer Revenue, RB
Callable 03/01/24 @ 100
5.000%, 03/01/27	1,975	2,319
Harris County, Houston Sports Authority, Ser A, RB
Callable 11/15/24 @ 100
5.000%, 11/15/28	2,500	2,836
5.000%, 11/15/29	2,325	2,628
5.000%, 11/15/30	3,310	3,721
Harris County, Metropolitan Transit Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	2,500	2,906
5.000%, 11/01/29	3,160	3,608
Houston, Hotel Occupancy Tax & Special Revenue Authority, Convention & Entertainment Project, Ser B, RB, AMBAC
5.210%, 09/01/15 (E)	5,500	5,494
Houston, Public Improvement Project, Ser A, GO
Callable 03/01/18 @ 100
5.250%, 03/01/28	4,915	5,450
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/23 @ 100
5.000%, 11/15/28	2,610	3,031
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,441
Lower Colorado, River Authority, Transmission Services Project, RB
Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,221

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/18	$2,000	$2,215
New Hope, Cultural Education Facilities, Collegiate Housing Tarleton State, RB
Callable 04/01/24 @ 100
5.000%, 04/01/29	500	540
North Central Texas, Health Facility Development Authority, Children’s Medical Center Dallas Project, RB
5.000%, 08/15/17	1,315	1,432
North East, Independent School District, School Building Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 08/01/23 (A)	5,000	5,453
North Texas, Municipal Water District, RB
5.000%, 09/01/22	5,000	5,977
North Texas, Thruway Authority, First Tier, Ser E3, RB
Pre-Refunded @ 100
5.750%, 01/01/38 (A) (B)	3,085	3,182
North Texas, Tollway Authority, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	30	33
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/25 @ 100
5.000%, 01/01/31	5,000	5,563
North Texas, Tollway Authority, Ser S, RB
Pre-Refunded @ 100
6.000%, 01/01/18 (A)	215	241
San Antonio, Public Service Board, RB
5.250%, 02/01/24	6,000	7,372
Texas State, Airport System Revenue, AMT, RB
4.750%, 07/01/24	2,500	2,705
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,521
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/19	2,500	2,904
Texas State, GO
Callable 04/01/24 @ 100
5.000%, 10/01/27	4,285	5,064
5.000%, 04/01/29	3,000	3,498
Texas State, Municipal Gas Acquisition &
Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	7,275	8,814
Texas State, Municipal Power Agency, RB, NATL
4.080%, 09/01/16 (D) (E)	25	25

18	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Texas State, Private Activity Bond Surface Transportation Corp., Senior Lien, AMT, RB
Callable 09/01/23 @ 100
7.000%, 12/31/38	$2,500	$3,084
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser LBJ, RB
Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	2,153
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser NTE, RB
Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,680
Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Pre-Refunded @ 100
5.000%, 04/01/16 (A)	3,000	3,116
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Pre-Refunded @ 100
5.000%, 04/01/17 (A)	1,600	1,725
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/23 @ 100
5.000%, 05/15/25	1,000	1,199
Trinity, River Authority LLC, RB
5.000%, 02/01/25	7,705	9,309
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,101
University of Texas, Ser B, RB
Callable 07/01/24 @ 100
5.000%, 07/01/27	2,285	2,746
West Travis County, Public Utility Agency, RB
Callable 08/15/21 @ 100
5.000%, 08/15/22	1,000	1,139

		162,792

Utah — 0.2%
Utah State, Intermountain Power Agency, Sub-Ser A, RB
5.000%, 07/01/16	2,680	2,816

Virginia — 0.8%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,106

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/18	$1,630	$1,813
5.000%, 10/01/19	1,220	1,410
Virginia State, College Building Authority, 21st Century College & Equipment Program, RB
5.000%, 02/01/17	2,000	2,145
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,000	2,353
Virginia State, Ser B, GO
Pre-Refunded @ 100
5.000%, 06/01/22 (A)	2,000	2,232

		11,059

Washington — 2.8%
King County, Sewer Revenue, RB
Callable 01/01/25 @ 100
5.000%, 07/01/34	4,345	5,010
King County, Sewer Revenue, Ser A, RB
Callable 01/01/23 @ 100
5.000%, 01/01/29	4,200	4,825
Port of Seattle, Ser A, RB
Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	2,857
Port of Seattle, AMT, GO
Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,183
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,149
Washington State, GO
5.000%, 07/01/23	5,000	6,030
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/19	2,345	2,681
5.000%, 07/01/20	5,000	5,821
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/17	2,500	2,721
Washington State, Ser 2015-A-1, GO
Callable 08/01/24 @ 100
5.000%, 08/01/30	2,540	2,953

19	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/19	$3,000	$3,437

		40,667

West Virginia — 0.2%
West Virginia State, Water Development Authority, RB
Callable 07/01/24 @ 100
5.000%, 07/01/29	2,610	3,016

Wisconsin — 0.6%
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 08/15/34	1,155	1,255
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 12/01/29	1,650	1,871
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/22 @ 100
5.000%, 10/01/23	1,200	1,195
Wisconsin State, Public Finance Authority, Airport Facilities Project, AMT, RB
5.000%, 07/01/22	1,535	1,698
Wisconsin State, Public Finance Authority, AMT, RB
Callable 11/01/24 @ 100
5.250%, 04/01/30	2,095	2,128

		8,147

Total Municipal Bonds (Cost $1,382,539) ($ Thousands)		1,441,055

CASH EQUIVALENT — 1.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.020% † (F)	21,983,428	21,983

Total Cash Equivalents (Cost $21,983) ($ Thousands)		21,983

Total Investments — 100.4% (Cost $1,404,522) ($ Thousands)††		$1,463,038

Percentages are based on Net Assets of $1,457,399 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2015. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Security is escrowed to maturity.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F)	Rate shown is the 7-day effective yield as of May 31, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

††	At May 31, 2015, the tax basis cost of the Fund’s investments was $1,404,396 ($ Thousands), and the unrealized appreciation and depreciation were $63,677 ($ Thousands) and $(5,035) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,441,055	$—	$1,441,055
Cash Equivalent	21,983	—	—	21,983

Total Investments in
Securities	$21,983	$1,441,055	$—	$1,463,038

Amounts designated as “—” are $0.

During the period ended May 31, 2015, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

20	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 101.5%

Alabama — 1.3%
Alabama State, Special Care Facilities Financing Authority, Ser A1, RB
1.500%, 10/01/27 (A)	$4,365	$4,403
Alabama State, Special Care Facilities Financing Authority, Ser A2, RB
1.500%, 10/01/27 (A)	925	933
Chatom, Industrial Development Board Revenue Authority, Powersouth Energy Cooperative Project, Ser A, RB
Callable 11/15/15 @ 100
0.500%, 11/15/38 (A)	2,000	2,000
Chatom, Industrial Development Board Revenue Authority, RB
Callable 08/01/15 @ 100
0.395%, 08/01/37 (A)	5,500	5,500
Chatom, Industrial Development Board Revenue Authority, Ser B, RB
4.000%, 08/01/15	2,000	2,012
Jefferson County, Ser C, GO
Callable 12/03/18 @ 102
4.900%, 04/01/21	1,170	1,254
Mobile, Airport Authority, RB
5.500%, 10/01/15	430	436

		16,538

Arizona — 0.3%
Arizona State, School Facilities Board, RB, AMBAC
4.000%, 07/01/15	1,250	1,254
Arizona State, Sports & Tourism Authority, Professional Baseball Training Project, RB
5.000%, 07/01/15	1,000	1,003
Pima County, Industrial Development Authority, Charter Schools Project, RB
3.000%, 07/01/15	300	300
San Luis, Pledged Excise Tax Revenue, Ser A, RB, BAM
2.000%, 07/01/15	710	711
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
1.750%, 09/01/45 (A)	1,000	1,000

		4,268

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arkansas — 0.0%
North Little Rock, Electric System Revenue Authority, Ser A, RB, NATL
6.500%, 07/01/15 (B)	$305	$307

California — 3.5%
Bay Area, Toll Authority, Ser B, RB Callable 10/01/17 @ 100
1.500%, 04/01/47 (A)	1,000	1,006
California State, Communities Development Authority, Ser D, RB
0.650%, 07/01/41	3,000	3,000
California State, Communities Development Authority, Ser E, RB, AGM
0.670%, 07/01/40 (A)	2,000	2,000
California State, GO
Callable 06/01/16 @ 100
4.000%, 12/01/26 (A)	5,225	5,410
California State, Municipal Finance Authority, Waste Management Inc. Project, Ser A, RB
1.550%, 02/01/19	1,850	1,841
California State, Pollution Control Financing Authority, Ser A-1, AMT, RB
0.370%, 04/01/25 (A)	1,000	1,000
California State, Ser B, GO
Callable 11/01/16 @ 100
0.850%, 05/01/17 (A)	1,700	1,711
Chula Vista, Housing Authority, Garden Villas, Ser A, RB
0.350%, 06/01/15	2,650	2,650
Deutsche Bank SPEARs, Ser DBE-1178, RB
Callable 07/02/15 @ 100
0.350%, 10/15/38 (A)	14,995	14,995
Inglewood, Public Financing Authority, RB
5.000%, 08/01/15	1,645	1,655
Inland Valley, Development Agency, Ser C, TA Pre-Refunded @ 100
4.500%, 03/01/41 (A)(C)	1,000	1,032
Los Angeles, Redevelopment Authority, Ser D, RB
5.000%, 09/01/16	1,060	1,118
Los Angeles, Regional Airports Improvement Authority, LAX International Airport Project, RB
0.350%, 12/01/15 (A) (D)	2,500	2,500

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
San Jose, Airport Revenue, Ser A, AMT, RB, AMBAC
5.000%, 03/01/16	$2,450	$2,532
South San Francisco, Unified School District, Ser D, GO
1.610%, 05/15/17 (E)	2,550	2,501

		44,951

Colorado — 1.7%
Colorado Springs, Utilities System Revenue Authority, Ser B, RB
Callable 06/01/15 @ 100
0.290%, 11/01/36 (A)	2,500	2,500
Colorado State, Educational & Cultural Facilities Authority, Johnson & Wales University Project, Ser B, RB
5.000%, 04/01/16	1,000	1,036
Colorado State, Educational & Cultural Facilities Authority, RB
3.000%, 08/15/16	355	364
Colorado State, Educational & Cultural Facilities Authority, Ser 1557, RB, NATL
0.300%, 03/01/35 (A)	1,700	1,700
Colorado State, Health Facilities Authority, Ser C-2, RB
4.000%, 10/01/40 (A)	1,850	1,881
Commerce City Northern Infrastructure General Improvement District, GO, AGM
4.000%, 12/01/16	600	629
Denver City & County, Weldon Project, RB
Callable 10/01/16 @ 100
0.650%, 04/01/17	2,000	1,995
E-470 Public Highway Authority, Ser B, RB, NATL
0.600%, 09/01/15 (E)	3,795	3,789
E-470, Public Highway Authority, RB
Callable 03/01/17 @ 100
1.280%, 09/01/39 (A)	2,000	2,002
E-470, Public Highway Authority, Ser D1, RB, NATL
5.250%, 09/01/16	1,060	1,115
Regional Transportation District, Ser A, COP
5.000%, 06/01/16	3,500	3,662
3.000%, 06/01/16	1,600	1,642

		22,315

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut — 1.9%
Bridgeport, Ser B, GO, AGM
4.000%, 10/01/16	$1,390	$1,450
Connecticut State, Economic Recovery Project, GO
Callable 06/01/15 @ 100
0.300%, 07/01/16 (A)	9,000	9,000
Connecticut State, Health & Educational Facility Authority, RB
1.550%, 11/15/29 (A)	1,815	1,835
Connecticut State, Health & Educational Facility Authority, Ser X-2, RB
0.900%, 07/01/37 (A)	5,000	4,970
Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	1,000	1,008
Connecticut State, Ser A, GO
0.870%, 05/15/17 (A)	3,000	3,015
Hamden, BAN
1.250%, 08/20/15	3,000	3,004
New Haven, Ser A, GO
5.000%, 08/01/15	1,000	1,008

		25,290

Delaware — 0.0%
University of Delaware, Ser B, RB
Callable 06/01/15 @ 100
0.070%, 11/01/34 (A)	570	570

District of Columbia — 0.8%
District of Columbia, Hospital Revenue Authority, RB
0.300%, 07/15/17 (A)	3,500	3,500
District of Columbia, Housing Finance Agency, RB
Callable 03/01/16 @ 100
0.550%, 09/01/17 (A)	2,000	2,001
District of Columbia, Income Tax Revenue Authority, Ser B, RB
Callable 07/02/15 @ 100
0.700%, 12/01/15 (A)	2,860	2,860
District of Columbia, RB
Callable 06/01/15 @ 100
0.280%, 10/01/37 (A) (D)	1,500	1,500

		9,861

Florida — 3.9%
Atlantic Beach, Fleet Landing Project, Ser A, RB
3.000%, 11/15/15	350	353

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Davie, Educational Facilities Authority, Nova Southeastern University Project, Ser B, RB
4.000%, 04/01/16	$775	$798
Escambia County, Solid Waste Gulf Power Company Project, RB
1.400%, 04/01/39 (A)	5,000	5,001
1.350%, 04/01/39 (A)	2,000	2,000
Florida State, Municipal Loan Council, Design Building Finance Project, RB
1.750%, 08/15/16	9,820	9,916
Florida State, Municipal Loan Council, RB
4.000%, 05/01/17	1,000	1,056
Hillsborough County, Industrial Development Authority, General Hospital Project, RB
4.000%, 10/01/15	745	755
Hillsborough County, Industrial Development Authority, Lee Moffitt Cancer Center Project, Ser A, RB
5.000%, 07/01/16	1,630	1,706
Jacksonville, Sales Tax Revenue Authority, RB
5.000%, 10/01/16	435	461
Johns County, School Board, RB
5.000%, 07/01/18	3,000	3,345
JPMorgan Chase PUTTERs/DRIVERs, Ser 3706, AMT, RB
Callable 10/01/18 @ 100
0.350%, 10/01/29 (A)	1,000	1,000
JPMorgan Chase PUTTERs/DRIVERs, Ser 4009Z, COP, AGM
0.280%, 11/01/16 (A)	3,675	3,675
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 3492Z, AMT, RB, AGM
Callable 10/01/18 @ 100
0.300%, 10/01/32 (A)	2,100	2,100
Lake County, School Board, Ser B, COP, AMBAC
Callable 06/01/16 @ 100
5.000%, 06/01/19	3,000	3,123
Miami-Dade County, Public Improvement Project, RB, AGM
4.000%, 10/01/15	3,390	3,431
Miami-Dade County, School Board, Ser A, COP
Callable 05/01/16 @ 100
5.000%, 08/01/21 (A)	3,500	3,627

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Okeechobee County, Waste Disposal Authority, Waste Management Landfil Project, RB
2.250%, 07/01/39 (A)	$3,750	$3,822
Sunrise, Public Facilities Revenue, Ser B, RB, NATL
0.870%, 10/01/16 (B) (E)	4,040	4,008
Tampa, Sports Authority, RB, NATL
5.750%, 10/01/15	285	289

		50,466

Georgia — 3.0%
Atlanta, Development Authority, Piedmont/Ellis LLC Project, RB
5.000%, 09/01/15	1,280	1,295
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/29 (A)	7,700	7,889
Floyd County, Development Authority, Georgia Power Company Project, RB
0.850%, 07/01/22 (A)	6,475	6,485
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
5.000%, 03/15/16	13,410	13,892
Georgia State, Ser G, GO
Callable 12/01/15 @ 100
0.500%, 12/01/26 (A)	3,000	2,998
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/49 (A)	2,500	2,524
Union City, Housing Authority, Providence Parkway Village Apartments, RB
Callable 06/22/15 @ 100
0.500%, 05/01/17 (A)	4,500	4,501

		39,584

Idaho — 0.2%
Idaho, Housing & Finance Association, Ser A-CL, RB
Callable 06/02/15 @ 100
0.350%, 01/01/38 (A) (D)	2,800	2,800

Illinois — 6.1%
Chicago O’Hare International Airport, Ser E, AMT, RB
5.000%, 01/01/16	2,000	2,050

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Chicago, Board of Education, Ser A, GO
Callable 09/01/16 @ 100
4.100%, 03/01/32 (A)	$5,200	$5,212
Chicago, Board of Education, Ser A2, GO
Callable 12/01/16 @ 100
0.850%, 03/01/35 (A)	3,000	2,821
Chicago, Board of Education, Ser C1, GO
Callable 09/01/15 @ 100
1.050%, 03/01/32 (A)	1,845	1,810
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/16	750	761
Chicago, Neighborhoods Project, Ser 2002B, GO
5.000%, 01/01/20	1,800	1,856
Chicago, Park District, Ser D, GO, NATL
Callable 01/01/16 @ 100
5.000%, 01/01/17	425	430
Chicago, Ser A, GO, AGM
Callable 07/02/15 @ 100
5.000%, 01/01/17	4,125	4,140
Chicago, Transit Authority, Ser A, RB, AMBAC
5.250%, 06/01/16	2,215	2,293
5.000%, 06/01/15	375	375
Chicago, Wastewater Transmission Revenue, RB
5.000%, 01/01/16	500	510
Cook County, Community High School District No. 228 Bremen, Ser B, GO
5.000%, 12/01/16	1,500	1,594
Cook County, High School District No. 209 Proviso Township, GO, AGM
5.000%, 12/01/15	1,500	1,530
Cook County, Ser A, GO
5.000%, 11/15/16	1,755	1,834
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
3.887%, 12/01/17 (E)	3,250	3,149
3.330%, 12/01/15 (E)	495	494
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser C, RB
5.000%, 08/15/15	2,145	2,166
Illinois State, Finance Authority, RB
4.750%, 11/01/36 (A)	500	524

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois State, Finance Authority, Ser A, RB, AMBAC
Callable 06/01/16 @ 100
4.300%, 06/01/35 (A)	$750	$778
Illinois State, GO
5.000%, 08/01/17	2,280	2,427
4.000%, 07/01/15	2,150	2,155
4.000%, 02/01/17	1,750	1,813
4.000%, 07/01/18	1,000	1,042
3.000%, 02/01/17	5,000	5,099
Illinois State, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/17	2,000	2,023
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.000%, 06/01/15	2,995	2,996
Illinois State, Sports Facilities Authority, RB, AMBAC Pre-Refunded @ 101
5.500%, 06/15/15 (C)	3,000	3,037
Kane County, School District No. 129 West Aurora, GO, AGM
5.000%, 02/01/16	3,775	3,885
5.000%, 02/01/17	5,105	5,434
5.000%, 02/01/18	4,840	5,275
McHenry & Lake Counties, Community High School District No. 156, Ser A, GO
2.000%, 02/01/16	2,655	2,682
Romeoville Village, GO, AGM
Callable 07/02/15 @ 100
4.000%, 12/30/15	255	256
Schaumburg Park District, Ser A, GO
4.000%, 12/01/16	3,235	3,392
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,426
Village of Bedford Park, Valorem Property Tax, Ser A, GO, AGM
3.000%, 12/15/16	1,410	1,455
Village of Bolingbrook, GO, AGM
3.000%, 01/01/17	850	875

		79,599

Indiana — 1.6%
Eclipse Funding Trust, Solar Eclipse - IPS Multi-School Building Project, Ser 2007-0026, RB
Callable 01/15/17 @ 100
0.190%, 07/15/24 (A)(D)	4,000	4,000

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Hammond Local Public Improvement Bond Bank, Ser 2015B, RB
Callable 07/01/15 @ 100
3.250%, 05/01/16	$7,750	$7,746
Indiana State, Finance Authority, RB
2.000%, 03/01/16	560	566
Indiana State, Finance Authority, Ser C, RB
4.900%, 01/01/16	1,000	1,025
Indiana State, Health Facility Financing Authority, Sub-Ser, RB Pre-Refunded @ 100
1.500%, 06/01/16 (A)(C)	440	444
Indiana State, Health Facility Financing Authority, Sub-Ser, RB
1.500%, 10/01/27 (A)	4,295	4,335
Indianapolis, Thermal Energy System Revenue, RB, AGM
5.000%, 10/01/15	1,000	1,016
Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/16	750	783
4.000%, 11/01/17	365	388
South Bend Community School, RB, NATL
5.000%, 07/15/15	430	433
St. Joseph County, Airport Authority, St. Joseph Airport Project, AMT, GO
3.500%, 07/01/15	345	346

		21,082

Iowa — 0.7%
Randall, BAN
Callable 02/01/16 @ 100
1.250%, 08/01/16	9,500	9,509

Kansas — 0.4%
Horton City, Ser 1, GO
1.150%, 06/01/15	1,000	1,000
Olath, Health Facilities Revenue Authority, Ser B, RB
Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,036

		5,036

Kentucky — 3.0%
Ashland, King’s Daughter Medical Center Project, Ser B, RB
5.000%, 02/01/17	1,060	1,120

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Jefferson County, Gas and Electric Company Project, Ser A, RB
1.650%, 10/01/33 (A)	$3,500	$3,530
Jefferson County, RB
1.150%, 06/01/33 (A)	3,750	3,737
Kentucky, Multi-Family Housing Centre Meadows Apartments Project, RB
Callable 09/01/15 @ 100
0.700%, 03/01/17	3,000	3,002
Kentucky, Public Transportation Infrastructure Authority, Sub-Ser, RB
3.000%, 07/01/17	1,750	1,821
Trimble, Pollution Control, Louisville Gas and Electric Project, Ser A, RB
1.050%, 09/01/26 (A)	10,750	10,676
Trimble, Pollution Control, Louisville Gas and Electric Project, AMT, RB
1.350%, 11/01/27 (A)	15,000	14,892

		38,778

Louisiana — 0.7%
Louisiana State, Offshore Terminal Authority, Ser B-1, RB
2.200%, 10/01/40 (A)	4,000	4,050
Louisiana State, Public Facilities Authority, Air Products and Chemical Project, RB
Callable 06/01/15 @ 100
0.040%, 05/01/42 (A)	1,900	1,900
Shreveport, Water & Sewer Revenue, Ser A, RB, BAM
3.000%, 12/01/16	3,490	3,603

		9,553

Maine — 0.0%
Portland, General Airport Revenue, RB
3.000%, 07/01/15	175	175

Maryland — 0.2%
Maryland State, Health & Higher Educational Facilities Authority, RB
2.000%, 07/01/15	1,135	1,137
Maryland State, Housing & Community Development Administration, Ser B, RB
1.050%, 03/01/36 (A)	1,000	1,002

		2,139

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts — 1.6%
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center, Ser C, RB, NATL
Callable 08/15/15 @ 100
5.000%, 08/15/17	$1,535	$1,550
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G-2, RB, AGM
0.500%, 07/01/42 (A)	4,000	4,000
Massachusetts State, Housing Finance Agency, RB
Callable 06/22/15 @ 100
1.150%, 12/01/16	1,600	1,600
Massachusetts State, Housing Finance Agency, Ser A, RB
Callable 06/22/15 @ 100
0.650%, 12/01/16	2,200	2,199
Massachusetts State, Housing Finance Agency, Ser E, RB
Callable 06/22/15 @ 100
0.950%, 06/01/16	4,070	4,072
Massachusetts State, Ser A, GO
Callable 08/01/15 @ 100
0.580%, 02/01/16 (A)	2,000	2,002
Massachusetts State, Ser D-1, GO
Callable 02/01/16 @ 100
0.300%, 08/01/43 (A)	3,000	2,999
Massachusetts State, Ser D-2, GO
Callable 02/01/17 @ 100
0.400%, 08/01/43 (A)	2,000	1,995

		20,417

Michigan — 3.4%
Chelsea, School District, GO
4.000%, 05/01/17	1,425	1,505
Detroit, Sewage Disposal System Revenue, Ser Senior A, RB, AGM
5.500%, 07/01/15	285	286
Detroit, Sewage Disposal System Revenue, Ser Senior Lien, RB, NATL
5.500%, 07/01/15	240	241
East Lansing School District, GO
5.000%, 05/01/17	650	699
5.000%, 05/01/18	400	441

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Forest Hills Public Schools, GO
5.000%, 05/01/18	$2,000	$2,203
5.000%, 05/01/19	1,425	1,601
4.000%, 05/01/16	2,600	2,681
4.000%, 05/01/17	2,150	2,271
Howell, Public Schools, GO
4.000%, 05/01/16	1,120	1,155
L’Anse Creuse Public Schools, GO
5.000%, 05/01/18	725	799
Livonia, Public School District, GO, BAM
5.000%, 05/01/18	850	940
4.000%, 05/01/16	500	515
4.000%, 05/01/17	955	1,007
Michigan State, Building Authority, Facilities Program, Ser II, RB, AMBAC
Callable 10/15/15 @ 100
5.000%, 10/15/17	6,550	6,667
Michigan State, Finance Authority, Detroit School District, Ser E, RB
2.850%, 08/20/15	3,000	3,007
Michigan State, Finance Authority, Local Government Loan Program, RB
3.000%, 07/01/15	1,000	1,002
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB, AGM
5.000%, 07/01/18	2,275	2,501
Michigan State, Finance Authority, Senior Lien, Ser C6, RB
5.000%, 07/01/16	2,500	2,607
Michigan State, Finance Authority, Unemployment Obligations Project, RB
Callable 06/22/15 @ 100
5.000%, 07/01/23	1,940	1,961
Michigan State, Hospital Finance Authority, Sub-Ser, RB
4.000%, 11/01/27 (A)	1,960	2,028
Southgate Community School District, GO, BAM
5.000%, 05/01/17	1,000	1,075
University of Michigan, Ser F, RB
Callable 10/01/15 @ 100
0.500%, 04/01/43 (A)	5,000	5,004
West Bloomfield School District, GO
4.000%, 05/01/18	1,725	1,850

		44,046

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Minnesota — 0.4%
Minneapolis & St Paul, Metropolitan Airports Commission, Ser A, RB
1.849%, 01/01/17	$1,000	$1,010
Northeast Metropolitan, Intermediate School District No. 916, Ser A, COP
2.000%, 02/01/16	610	616
Pipestone County, Medical Center Revenue Authority, BAN
Callable 11/01/16 @ 100
0.850%, 05/01/17	3,000	2,985

		4,611

Mississippi — 2.5%
Mississippi State, Business Finance, Waste Management Incorporated Project, RB
1.000%, 07/01/17	5,885	5,853
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Health System Project, Ser A, RB
5.000%, 08/15/16	2,000	2,098
Mississippi State, Hospital Equipment & Facilities Authority, RB
0.500%, 09/01/22 (A)	1,500	1,500
Perry County, Pollution Control Project, RB
Callable 06/01/15 @ 100
0.300%, 02/01/22 (A) (D)	23,600	23,600

		33,051

Missouri — 0.4%
Missouri State, Health & Educational Facilities Authority, RB
3.000%, 10/01/16	315	324
Northwest Missouri State University, Housing System Project, RB
1.250%, 06/01/16	1,425	1,433
1.000%, 06/01/15	1,755	1,755
Sikeston, Electric System Revenue, RB, NATL
6.000%, 06/01/15	1,225	1,226

		4,738

Montana — 0.5%
Livingston, Livingston Healthcare Project, RAN
Callable 07/02/15 @ 100
2.000%, 12/01/15	6,000	6,001

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Nebraska — 0.0%
Nebraska State, Public Power District, RB
4.000%, 01/01/18	$575	$617

Nevada — 0.9%
Clark County, Airport Revenue Authority, RB
0.300%, 01/01/36 (A)	8,790	8,790
Clark County, Department of Aviation, Sub-Ser A-1, AMT, RB
5.000%, 07/01/16	1,800	1,887
Reno, Ser B, GO
3.000%, 06/01/15	1,495	1,495

		12,172

New Hampshire — 0.2%
New Hampshire State, Business Finance Authority, Ser A, AMT, RB
4.500%, 07/01/27 (A)	2,200	2,206

New Jersey — 15.4%
Absecon, BAN
1.000%, 08/06/15	1,540	1,542
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/17	1,000	1,061
Freehold, Ser A, GO
0.900%, 12/04/15	8,925	8,939
Hamilton Township School District, GO
4.000%, 07/15/15	500	502
Hillside Township, GO
1.000%, 08/07/15	2,439	2,441
Hudson County, GO
4.000%, 07/15/16	1,145	1,190
Jersey City, GO
1.000%, 12/11/15	7,161	7,178
Kearny, BAN
1.000%, 02/05/16	11,563	11,591
Lyndhurst Township, BAN
1.000%, 02/11/16	3,181	3,189
Millstone, BAN
0.900%, 02/18/16	7,947	7,963
Millville, BAN
0.900%, 08/04/15	6,737	6,741
Moonachie, GO
1.250%, 10/21/15	2,000	2,005

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Building Authority, BAN
Callable 06/29/15 @ 100
3.000%, 06/15/16	$7,000	$7,016
New Jersey State, Economic Development Authority, RB
Callable 08/01/16 @ 100
0.830%, 02/01/17 (A)	2,000	1,982
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser E, RB
Callable 08/01/15 @ 100
1.800%, 02/01/16 (A)	2,755	2,760
New Jersey State, Economic Development Authority, Ser KK, RB
5.000%, 03/01/16	420	431
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/01/16	2,350	2,430
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/16	2,050	2,172
New Jersey State, Higher Education Student Assistance Authority, AMT, RB, AGM
0.400%, 06/01/16 (A)	8,000	8,000
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
0.850%, 05/01/17	5,000	4,992
New Jersey State, Tobacco Settlement Financing Authority, Ser 2015, RB
Callable 06/01/17 @ 100
0.750%, 06/01/29 (A)	10,600	10,600
New Jersey State, Transit Authority, Ser A, COP, AMBAC
5.500%, 09/15/15 (B)	1,875	1,903
New Jersey State, Transportation Trust Fund Authority, RB, XLCA
5.000%, 12/15/17	1,200	1,273
New Jersey State, Turnpike Authority, RB, NATL
6.500%, 01/01/16 (B)	530	549
New Jersey State, Turnpike Authority, Ser E, RB
Callable 07/01/16 @ 100
0.720%, 01/01/23 (A)	3,000	3,011

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Newark, General Improvements, General Improvements Project, Ser B, BAN
1.750%, 06/24/15	$9,000	$9,005
Newark, General Improvements, Ser A, GO
5.000%, 07/15/15	1,000	1,006
Newark, Housing Authority, RB, AGM
4.500%, 12/01/18	410	446
Newark, Ser A, GO
Callable 12/01/15 @ 100
1.750%, 02/19/16	4,000	4,006
Newark, Ser C, GO
1.750%, 06/24/15	2,000	2,001
Newark, Ser D, GO
1.750%, 12/08/15	2,500	2,512
Newark, Ser F, GO
1.750%, 12/08/15	2,583	2,594
Ocean Township Board of Education, GO
2.000%, 03/01/17	294	301
Palmyra, Ser B, BAN
1.000%, 09/08/15	1,545	1,546
Palmyra, Ser C, GO
0.900%, 12/07/15	1,552	1,554
Passaic County, GO
3.000%, 08/15/15	1,220	1,227
Paterson, BAN
1.250%, 06/03/15	11,708	11,708
Paulsboro, Ser B, BAN
1.000%, 07/07/15	2,401	2,402
Pemberton, Ser A, GO
0.900%, 01/20/16	4,500	4,508
Plainfield, BAN
1.000%, 09/03/15	16,527	16,531
Roselle, GO
1.500%, 05/03/16	8,117	8,173
1.000%, 03/09/16	9,306	9,339
Sussex County, Municipal Utilities Authority, RB
2.000%, 12/01/16	1,920	1,959
Toms River, GO
1.000%, 06/23/15	3,000	3,001
West Deptford Township, GO
1.000%, 04/15/16	3,422	3,431
Winslow Township, Ser A, BAN
1.000%, 07/20/15	9,299	9,303
Wood-Ridge, BAN
1.000%, 11/13/15	2,600	2,605

		200,619

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Mexico — 0.4%
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser B, RB
0.643%, 08/01/17 (A)	$5,000	$5,020

New York — 16.9%
Bath Central School District, GO
2.000%, 06/15/15	840	841
Board of Cooperative, Education Services, RAN
1.250%, 06/26/15	2,500	2,501
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.000%, 11/01/31 (A)	2,500	2,504
0.900%, 11/01/31 (A)	2,500	2,506
Dunkirk, GO
Callable 09/15/15 @ 100
0.750%, 03/24/16	13,150	13,153
Greater Southern Tier Board of Cooperative Educational Services District, RB
1.000%, 06/30/15	29,500	29,512
Greater Southern Tier, Board of Cooperative Education Services, RAN
1.500%, 06/30/15	3,000	3,002
Housing Development, Ser B1, RB
3.000%, 07/01/15	2,000	2,005
Kingston, GO
1.250%, 03/24/16	1,645	1,654
Long Beach, Ser A, GO
Callable 07/02/15 @ 100
1.500%, 09/18/15	2,075	2,076
Long Beach, Ser B, GO
1.500%, 09/18/15	1,740	1,743
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/17	2,780	2,959
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/15 @ 100
0.370%, 11/15/41 (A)	2,000	2,000
Metropolitan New York, Transportation Authority, Sub-Ser, RB
Callable 07/02/15 @ 100
0.653%, 11/01/32 (A)	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Monroe County, Public Improvement Project, BAN
1.000%, 07/01/15	$25,000	$25,009
Monroe County, Public Improvements Project, GO
4.000%, 06/01/15	1,020	1,020
Nassau County, General Improvements Project, GO
2.000%, 06/15/15	3,000	3,002
Nassau County, General Improvements Project, Ser H, GO
4.000%, 10/01/15	500	506
Nassau County, Ser A, GO
2.000%, 03/15/16	21,055	21,286
New York City, Housing Development Authority, Ser B1B, RB
Callable 07/02/15 @ 100
1.100%, 11/01/16	6,730	6,734
New York City, Housing Development Authority, Ser D2A, RB
1.150%, 11/01/15	1,205	1,208
New York City, Housing Development Authority, Ser F, RB, GNMA FNMA FHLMC
Callable 07/02/15 @ 100
0.950%, 05/01/16	12,200	12,204
New York City, Ser C4, GO, AGM
0.670%, 10/01/27 (A)	350	350
New York City, Sub-Ser J, GO, AGM
0.700%, 06/01/36 (A)	800	800
New York City, Sub-Ser J-8-R, GO
Callable 10/01/15 @ 100
0.480%, 08/01/21 (A)	4,000	4,002
New York State, Dormitory Authority, RB
Pre-Refunded @ 100
4.900%, 08/15/15 (C)	4,335	4,376
New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
0.210%, 10/01/28 (A)	825	825
New York State, Housing Finance Agency, Affordable Housing Project, Ser E, RB
1.050%, 05/01/16	1,000	1,006
New York State, Housing Finance Agency, Affordable Housing Project, Ser F, RB
0.950%, 05/01/16	3,000	3,014
Niagara Falls, School District, BAN
1.000%, 06/25/15	1,929	1,929

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Oyster Bay, Ser B, BAN
1.000%, 07/10/15	$34,000	$34,011
Plattsburgh, GO
1.000%, 11/19/15	6,225	6,237
Rockland County, Ser A, GO, AGM
5.000%, 03/01/16	2,000	2,068
5.000%, 03/01/17	1,375	1,472
St. Lawrence County, BAN
1.100%, 07/24/15	2,900	2,900
Suffolk County, GO
2.000%, 07/30/15	10,000	10,025
Suffolk County, Judicial Facilities Agency, Dennison Building Project, RB
5.000%, 11/01/15	1,285	1,308
Suffolk County, Public Improvements Project, Ser B, GO
2.000%, 10/01/15	5,115	5,144
Village of Depew, GO
1.000%, 08/27/15	2,445	2,447

		220,339

North Carolina — 0.1%
New Hanover, Hospital Revenue Project, RB
4.000%, 10/01/15	1,370	1,387

North Dakota — 0.0%
Williston, Ser A, RB
Callable 07/01/15 @ 100
2.500%, 11/01/15	210	210

Ohio — 4.6%
American Municipal Power, RB
1.100%, 06/25/15	1,750	1,750
1.000%, 10/22/15	7,531	7,540
1.000%, 11/18/15	2,435	2,437
Cleveland Department of Public Utilities Division of Water, Ser Z, RB
3.000%, 01/01/17	6,000	6,145
Deutsche Bank SPEARs/LIFERs Trust, Ser 619, RB
Callable 07/02/15 @ 100
0.400%, 06/01/24 (A)	20,340	20,340
Hamilton County, Childrens Hospital Project, RB
5.000%, 05/15/18	450	498
4.000%, 05/15/17	785	833

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Hamilton County, Sales Tax Revenue, Ser 2706, RB, AMBAC
Callable 12/01/16 @ 100
0.210%, 12/01/32 (A)	$3,070	$3,070
Lancaster Port Authority, RB
0.673%, 08/01/18 (A)	1,335	1,325
Lancaster, Port Authority, RB
0.523%, 02/01/17 (A)	3,000	2,990
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/16	625	642
3.000%, 11/15/17	555	575
2.000%, 11/15/15	500	502
Newark, GO
1.500%, 05/20/16	2,000	2,012
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB
Callable 09/01/18 @ 100
2.250%, 09/01/33 (A)	1,250	1,268
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB
Callable 06/01/15 @ 100
0.450%, 01/15/33 (A)	2,500	2,500
Ohio State, Water Development Authority, RB
3.375%, 01/01/34 (A)	1,500	1,503
Ohio State, Water Development Authority, Waste Management Project, RB
2.250%, 07/01/21 (A)	3,450	3,517

		59,447

Oklahoma — 0.6%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/17	1,065	1,118
Cleveland County, Justice Authority, RB
3.000%, 03/01/17	900	933
Muskogee, Industrial Trust, Muskogee Public Schools Project, RB
3.000%, 09/01/15	1,030	1,036
Oklahoma City, Airport Trust, AMT, RB
5.000%, 07/01/15	1,350	1,356
Oklahoma State, School Districts & County, Revenue Anticipation Program, COP
0.750%, 06/30/15	2,000	2,000

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Tulsa Airports Improvement Trust, Ser B, AMT, RB, BAM
4.000%, 06/01/17	$1,090	$1,144
3.000%, 06/01/16	700	714

		8,301

Pennsylvania — 5.3%
Bermudian Springs, School District, GO
Callable 11/02/15 @ 100
0.823%, 05/01/23 (A)	2,000	2,000
Butler County, Hospital Authority, RB
Callable 07/01/15 @ 100
0.300%, 10/01/42 (A) (D)	1,500	1,500
Chester County, Industrial Development Authority, RB
Callable 08/01/16 @ 100
0.650%, 02/01/17	2,000	1,991
Clarion County, Industrial Development Authority, BAN
Callable 11/01/15 @ 100
1.050%, 05/01/16	1,000	1,001
Cumberland County, Municipal Authority, RB
4.000%, 01/01/18	500	526
4.000%, 01/01/19	535	568
3.000%, 01/01/17	400	410
Delaware County, Elwyn Project, RB
4.000%, 06/01/15	1,185	1,185
Hempfield Area School District, GO
4.000%, 10/15/17	900	962
JPMorgan Chase PUTTERs, Ser 3779Z, RB
0.250%, 11/01/17 (A)	3,500	3,500
Lancaster, Industrial Development Authority, Garden Spot Village Project, RB
5.000%, 05/01/16	300	309
Luzerne County, Ser B, GO
5.000%, 05/15/16	2,870	2,979
2.000%, 11/15/15	1,375	1,382
Lycoming County, Susquehanna Health System Project, Ser A, RB
5.000%, 07/01/15	1,000	1,004
Penn Hills, School District, GO, BAM
3.000%, 10/01/16	1,145	1,166
3.000%, 10/01/17	1,000	1,025
Pennsylvania Economic Development Financing Authority, Ser A-REMK, RB
1.500%, 11/01/21 (A)	3,000	2,993

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Department of General Services, COP, AGM
4.000%, 05/01/16	$1,000	$1,031
3.000%, 11/01/15	1,680	1,698
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, RB
3.000%, 12/01/38 (A)	7,500	7,532
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/22	5,000	5,252
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
1.750%, 12/01/33 (A)	3,000	3,013
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program Mount Aloyius Project, RB
0.850%, 11/01/41 (A)	1,140	1,141
Pennsylvania State, Public School Building Authority, Philadelphia School District Project, RB
5.000%, 04/01/16	2,000	2,076
5.000%, 04/01/17	1,500	1,608
Pennsylvania State, Turnpike Commission, Ser B-1, RB
Callable 06/01/17 @ 100
0.550%, 12/01/17 (A)	4,000	4,002
Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	1,370	1,372
Philadelphia, School District, Ser C, GO
5.000%, 09/01/15	2,300	2,328
Southcentral, General Authority, Hanover Hospital Project, RB
4.000%, 12/01/15	1,160	1,176
Tender Option Bond Trust Receipts, Ser 2015-XF0123, RB, AGM
0.300%, 12/01/19 (A)	5,335	5,335
Upper Darby School District, GO
2.000%, 05/01/16	500	507
Upper Darby, GO, AGM
Callable 04/01/16 @ 100
2.250%, 10/01/17	310	313

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
York County, GO
Callable 12/01/16 @ 100
0.425%, 06/01/33 (A)	$2,000	$1,995
York County, Industrial Development Authority, Ser A, RB
2.550%, 06/01/36 (A)	4,000	4,007

		68,887

Puerto Rico — 2.7%
Deutsche Bank SPEARs, RB, AMBAC
Callable 06/01/15 @ 100
0.630%, 08/01/54 (A)	12,585	12,585
Deutsche Bank SPEARs, RB, NATL
0.630%, 08/01/41 (A)	10,335	10,335
0.630%, 08/01/42 (A)	9,615	9,615
Puerto Rico Commonwealth, Ser B, GO, AGM
6.500%, 07/01/15	1,000	1,003
Puerto Rico Highways & Transportation Authority, Ser Z, RB, AGM
6.250%, 07/01/16	975	1,006
Puerto Rico, Electric Power Authority, Ser KK, RB, AGM
5.500%, 07/01/15	250	251

		34,795

Rhode Island — 0.9%
Providence Redevelopment Agency, Public Safety Building Project, Ser A, RB
2.000%, 04/01/16	2,360	2,382
Rhode Island State, Health & Educational Building, RB
4.000%, 05/15/16	1,000	1,030
4.000%, 05/15/17	1,650	1,739
3.000%, 05/15/18	4,000	4,143
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/16	900	957
Tobacco Settlement Financing, Ser A, RB
3.000%, 06/01/16	895	918

		11,169

South Carolina — 0.7%
SCAGO, Educational Facilities for Pickens School District, RB
5.000%, 12/01/16	1,000	1,065

Description	Face Amount ($ Thousands)	Value ($ Thousands)
South Carolina State, Educational Facilities Authority, Furman University Project, Ser B, RB
Callable 06/01/15 @ 100
0.060%, 10/01/39 (A)	$7,700	$7,700

		8,765

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Ser B, RB
3.000%, 11/01/17	500	524
3.000%, 11/01/18	500	528

		1,052

Tennessee — 0.3%
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/18	2,000	2,172
Tennessee State, Energy Acquisition, Ser A, RB
5.000%, 09/01/15	1,510	1,525

		3,697

Texas — 10.7%
Alamito Public Facility, RB
Callable 04/01/17 @ 100
1.000%, 10/01/18 (A)	3,800	3,792
Austin, SAB
3.005%, 12/01/16 (E)	3,000	2,951
2.663%, 12/01/15 (E)	6,905	6,887
Brazos, River Authority, Houston Industries Project, Ser D, RB, NATL
4.900%, 10/01/15	725	735
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 07/02/15 @ 100
3.000%, 01/01/45 (A)	500	501
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/16	1,000	1,063
5.000%, 11/01/17	2,000	2,193
Del Rio, GO, BAM
4.000%, 06/01/17	980	1,037
4.000%, 06/01/18	440	472
3.000%, 06/01/16	845	865
Deutsche Bank SPEARs, Ser DBE- 1226, RB
Callable 04/01/30 @ 100
0.350%, 04/01/53 (A)	13,280	13,280

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Dickinson, Independent School District, GO, PSF-GTD
1.500%, 08/01/37 (A)	$2,400	$2,405
Gulf Coast, Waste Disposal Authority, Bayport Area System Project, RB, AGM
4.000%, 10/01/16	400	417
3.000%, 10/01/15	250	252
Harris County,-Houston Sports Authority, Ser C, RB
4.000%, 11/15/17	545	580
3.000%, 11/15/16	1,105	1,138
2.000%, 11/15/15	540	544
Houston, Independent School District, Ser A, GO, PSF-GTD
1.000%, 06/01/39 (A)	4,800	4,800
Houston, Independent School District, Ser A1, RB
3.000%, 06/01/39	10,000	10,230
Houston, Independent School District, Ser A-2-R, GO, PSF-GTD
4.000%, 06/01/39 (A)	14,250	15,079
Houston, Utility System Revenue Authority, Ser A, RB
Callable 11/01/19 @ 100
0.650%, 05/15/34 (A)	1,100	1,100
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4301, RB
0.210%, 11/15/20 (A)	4,100	4,100
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4314, RB
0.210%, 11/15/20 (A)	5,555	5,555
Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/18	2,200	2,442
Northside, Independent School District, GO, PSF-GTD
1.500%, 08/01/34 (A)	2,000	2,004
Port of Arthur, Navigation District, Ser A, RB
Callable 06/01/15 @ 100
0.330%, 04/01/40 (A)	1,210	1,210
Port of Arthur, Navigation District, Motiva Enterprises Project, RB
Callable 06/01/15 @ 100
0.330%, 11/01/40 (A)	7,600	7,600
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB
Callable 06/01/15 @ 100
0.330%, 12/01/39 (A)	2,000	2,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB
Callable 06/01/15 @ 100
0.330%, 12/01/39 (A)	$9,120	$9,120
Round Rock, Independent School District, GO, PSF-GTD
1.500%, 08/01/40 (A)	5,000	5,065
San Antonio, Public Service Board, RB
2.000%, 12/01/27 (A)	7,500	7,656
San Antonio, Water System Revenue, RB
0.780%, 05/01/43 (A)	3,000	3,011
Sienna, Plantation Levee Improvement District, GO, BAM
3.000%, 09/01/16	500	515
Starr County, GO, AMBAC
Callable 07/02/15 @ 100
4.000%, 08/15/17	500	501
Tarrant County, Cultural Education Facilities Finance, Hendrick Medical Center Project, RB
4.000%, 09/01/16	440	457
3.000%, 09/01/15	500	503
Tarrant County, Cultural Education Facilities Finance, Ser 2973, RB
Callable 11/15/18 @ 100
0.350%, 11/15/29 (A)	4,444	4,444
Tarrant County, Housing Finance, RB
Callable 10/01/15 @ 100
0.600%, 10/01/16	1,500	1,500
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser Senior, RB
5.000%, 12/15/16	1,755	1,856
Texas State, Municipal Gas Acquisition & Supply II, RB
0.570%, 09/15/17 (A)	530	530
Texas State, Public Finance Authority, Revenue Refunding Assessment Unemployment, RB
4.000%, 07/01/17	3,000	3,163
Texas State, San Antonio Energy Acquisition, RB
5.250%, 08/01/15	1,730	1,742
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/17	580	595
2.000%, 10/01/15	355	356
2.000%, 10/01/16	575	580

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Tyler Health Facilities Development, Ser A, RB
5.000%, 11/01/15	$2,500	$2,544

		139,370

Utah — 0.1%
Salt Lake City, RB
5.000%, 06/01/15 (B)	1,620	1,620

Virgin Islands — 0.2%
Virgin Islands, Public Finance Authority, Ser B, RB
3.000%, 10/01/15	3,000	3,021

Virginia — 0.5%
Caroline County, Industrial Development Authority, BAN
Callable 07/02/15 @ 100
4.000%, 08/01/16	1,815	1,818
Fredericksburg, Economic Development Authority, Mary Washington Health Care Project, RB
2.000%, 08/01/38 (A)	1,000	1,019
Greater Richmond Convention Center Authority, RB, NATL
Callable 06/15/15 @ 100
5.000%, 06/15/30	2,000	2,004
Henrico County, Economic Development Authority, Bon Secours Health Systems Project, RB
4.000%, 11/01/16	1,250	1,307

		6,148

Washington — 1.8%
Energy Northwest, Wind Project, RB
5.000%, 07/01/16	750	787
5.000%, 07/01/17	750	813
King County, Public Hospital District No. 1, GO
0.300%, 12/01/15 (A)	6,930	6,930
Port of Seattle, AMT, RB
4.000%, 06/01/16	500	516

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Tender Option Bond Trust Receipts, Ser 2015-XF0042, RB
Callable 11/01/19 @ 100
0.300%, 11/01/24 (A)	$8,700	$8,700
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/16	200	213
5.000%, 11/15/17	500	549
5.000%, 11/15/18	655	735
Washington State, Housing Finance Commission, Ser A, RB
Callable 12/01/15 @ 100
0.550%, 06/01/16	4,000	4,001

		23,244

Wisconsin — 0.7%
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
5.000%, 07/15/16	400	418
4.000%, 07/15/15	460	462
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser B, RB
5.000%, 07/15/15	1,500	1,509
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Services Project, RB
4.000%, 08/15/15	1,200	1,210
Wisconsin State, Health & Educational Facilities Authority, Howard Young Health Care Project, RB
4.000%, 08/15/15	600	604
Wisconsin State, Health & Educational Facilities Authority, Ser 2187, RB
Callable 08/15/16 @ 100
0.210%, 08/15/34 (A)	4,500	4,500

Multi-State — 0.3%
Austin Trust, Ser 2008-3030X, GO, AGM
Callable 05/01/18 @ 100
0.240%, 05/01/31 (A)	3,700	3,700

		8,703

Total Municipal Bonds (Cost $1,319,078) ($ Thousands)		1,320,174

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

May 31, 2015

Description	Shares	Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.020% † (F)	11,033,971	$11,034

Total Cash Equivalent (Cost $11,034) ($ Thousands)		11,034

Total Investments — 102.3% (Cost $1,330,112) ($ Thousands) ††		$1,331,208

Percentages are based on Net Assets of $1,301,243 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2015. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Zero coupon security. The rate shown on the Schedule of Investments represents the security’s effective yield at the time of purchase.

(F)	Rate shown is the 7-day effective yield as of May 31, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

BAM — Build America Mutual Assurance Company

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

††	At May 31, 2015, the tax basis cost of the Fund’s investments was $1,330,096 ($ Thousands), and the unrealized appreciation and depreciation were $2,280 ($ Thousands) and $(1,168) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,320,174	$—	$1,320,174
Cash Equivalent	11,034	—	—	11,034

Total Investments in Securities	$11,034	$1,320,174	$—	$1,331,208

Amounts designated as “—” are $0.

During the period ended May 31, 2015, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

15	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 99.1%

California — 99.1%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,561
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/22	1,430	1,710
5.000%, 10/01/23	2,160	2,605
Burbank, Redevelopment Agency Successor Agency, RB
5.000%, 12/01/23	625	754
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,000	3,413
California State, Communities Development Authority, Ser A, RB, AGM
5.000%, 10/01/21	500	567
5.000%, 10/01/22	500	570
5.000%, 10/01/23	500	572
California State, Department of Water Resources Power Supply Revenue, Ser H, RB
Pre-Refunded @ 100
5.000%, 05/01/18 (A)	2,155	2,406
California State, Department of Water Resources Power Supply Revenue, Ser H, RB
Callable 05/01/18 @ 100
5.000%, 05/01/22	845	942
California State, Department of Water Resources Power Supply Revenue, Ser M, RB
5.000%, 05/01/19	1,390	1,590
California State, Department of Water Resources Power Supply Revenue, Ser O, RB
5.000%, 05/01/22	1,235	1,484
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,044
5.000%, 05/01/19	2,000	2,288
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/16	2,775	2,920
5.000%, 07/01/18 (B)	915	1,025
5.000%, 07/01/18	260	293

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/20	$505	$560
4.000%, 10/01/21	500	556
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/22 @ 100
5.000%, 09/01/25	785	926
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/20	225	263
5.000%, 09/01/21	325	384
5.000%, 09/01/22	800	957
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,446
California State, Educational Facilities Authority, Ser A, RB
5.000%, 10/01/23	830	977
California State, GO
Callable 06/01/15 @ 100
0.050%, 05/01/34 (C) (D)	2,000	2,000
California State, GO
5.250%, 02/01/18	2,000	2,223
California State, GO
Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,175
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,947
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	6,013
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/22	1,200	1,401
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/22 @ 100
5.000%, 06/01/25	400	455
5.000%, 06/01/26	350	395

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/24	$1,000	$1,163
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19 (B)	710	771
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 02/01/22	500	587
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,062
California State, Municipal Finance Authority, Anaheim Electric Utility Project, RB
5.000%, 10/01/21	1,000	1,193
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,496
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,165	1,253
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM
Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,621
California State, Public Works Board, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/25	3,600	4,298
California State, Public Works Board, Ser B, RB
5.000%, 10/01/20	1,000	1,168
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/23	1,200	1,391
California State, University Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,203

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, University Systemwide Project, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	$2,000	$2,303
California State, University Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,316
California State, Various Purposes, GO
Callable 12/01/23 @ 100
5.000%, 12/01/24	5,000	6,011
California State, Various Purposes, GO
5.250%, 10/01/22	3,000	3,658
5.000%, 10/01/20	5,000	5,876
5.000%, 12/01/23	2,295	2,791
California State, Various Purposes, GO
Callable 09/01/22 @ 100
5.000%, 09/01/25	5,400	6,431
California State, Various Purposes, GO
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,164
California State, Various Purposes, GO
Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,824
California State, Wide Communities Development Authority, RB, AGM
5.000%, 11/15/22	200	237
California State, Wide Communities Development Authority, Ser S, RB
Callable 11/01/16 @ 100
2.500%, 08/01/20	2,250	2,288
Contra Costa, Transportation Authority, Ser B, RB
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,750	2,041
5.000%, 03/01/23	1,265	1,470
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/18	500	565
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/24	3,325	4,113
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/23	845	976
Dublin Unified School District, GO
5.000%, 08/01/23	3,075	3,740

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
East Bay, Municipal Utility District Water System Revenue, Ser B, RB
5.000%, 06/01/22	$1,500	$1,819
East Bay, Municipal Utility District, Ser B, RB
4.000%, 06/01/21	3,000	3,411
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/19	500	567
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,138
5.000%, 06/01/21	1,000	1,173
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,793
Grossmont Healthcare District, Ser D, GO
5.000%, 07/15/22	1,020	1,218
Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	1,000	1,021
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,172
Jurupa Public Financing Authority, Ser A, RB
5.000%, 09/01/19	475	536
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB
Callable 11/01/21 @ 100
5.000%, 11/01/26	1,000	1,137
Long Beach, Community College District, Ser B, GO
Callable 08/01/22 @ 100
5.000%, 08/01/25	2,000	2,348
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/20	2,000	2,343
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/24	1,000	1,224
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/21	520	594
5.000%, 05/15/22	900	1,034
5.000%, 05/15/23	700	806
Long Beach, Unified School District, Election 2008, Ser A, GO
Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,312

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Los Angeles Community College District, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/15 (A)	$35	$35
Los Angeles Community College District, Ser A, GO
5.000%, 08/01/22	1,000	1,208
Los Angeles Community College District, Ser C, GO
5.000%, 08/01/22	1,000	1,209
Los Angeles Community College District, Ser S, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,465	1,477
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/20	4,500	5,319
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,685
Los Angeles County, Redevelopment Authority, RB
5.000%, 12/01/24	2,000	2,399
Los Angeles Department of Airports, Sub-Ser C, RB
5.000%, 05/15/22	1,080	1,290
5.000%, 05/15/23	800	964
Los Angeles, Community Facilities District, RB
5.000%, 09/01/21	1,050	1,209
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,302
Los Angeles, Department of Airports, AMT, RB
Callable 05/15/22 @ 100
5.000%, 05/15/24	1,425	1,657
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,400	1,627
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,578
Los Angeles, Department of Water & Power, Ser B, RB
5.000%, 07/01/22	250	300
Los Angeles, Department of Water & Power, Ser C, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	750	906

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Los Angeles, Unified School District, Ser B, GO
5.000%, 07/01/20	$2,000	$2,343
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/23	2,000	2,434
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/22 @ 100
5.000%, 06/01/24	2,500	2,993
Milpitas, Redevelopment Agency Successor Agency, GO
5.000%, 09/01/21	1,000	1,171
Newport Beach, Hoag Memorial Hospital Project, RB
Pre-Refunded @ 100
6.000%, 12/01/21 (A)	3,000	3,776
Orange County, Redevelopment Agency Successor Agency, RB
5.000%, 09/01/21	1,100	1,278
Orange County, Redevelopment Agency Successor Agency, RB, AGM
5.000%, 09/01/23	525	626
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/18	300	338
Palo Alto, Unified School District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,205
Palomar, Community College District, GO
5.000%, 05/01/23	750	905
Pomona, Unified School District, GO, BAM
5.000%, 08/01/23	665	799
Riverside, Sewer Revenue, Ser A, RB
5.000%, 08/01/22	1,500	1,765
Sacramento Municipal Utility District, RB
5.000%, 07/01/24	500	612
Sacramento, Unified School District, GO
5.000%, 07/01/21	1,125	1,328
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/23	3,465	4,103

Description	Face Amount ($ Thousands)	Value ($ Thousands)
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/24	$2,000	$2,372
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	1,500	1,809
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/21	1,395	1,657
San Diego County, Water Authority, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	5,000	5,955
San Diego, Community College District, GO
5.000%, 08/01/20	1,625	1,916
San Diego, Public Facilities Financing Authority, Ser B, RB
Callable 05/15/19 @ 100
5.000%, 05/15/22	3,660	4,202
5.000%, 05/15/24	1,000	1,145
San Francisco Bay Area, Toll Authority, RB
Callable 04/01/22 @ 100
5.000%, 04/01/25	2,000	2,384
5.000%, 04/01/26	1,425	1,687
San Francisco Bay Area, Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/17 (A)	2,000	2,158
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/22	2,000	2,419
San Francisco City & County, Public Utilities Commission, Ser A, RB
Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,268
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,208
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,252
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	907

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
San Francisco City & County, Ser R1, GO
Callable 06/15/23 @ 100
5.000%, 06/15/26	$3,000	$3,565
Santa Clara County, Fremont Union High School District, GO, NATL
Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,024
Santa Clara County, Ser B, GO
5.000%, 08/01/22	1,785	2,165
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/21 @ 100
5.000%, 06/01/23	1,000	1,179
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/23 @ 100
5.000%, 08/01/24	1,055	1,282
Sonoma County, Junior College District, GO
5.000%, 08/01/21	2,100	2,505
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/20	750	872
Sonoma-Marin, Area Rail Transit District, Ser A, RB
Callable 03/01/22 @ 100
5.000%, 03/01/23	725	870
South Orange County, Public Financing Authority, Senior Lien, Special Tax, Ser A, RB
Callable 08/15/21 @ 102
5.000%, 08/15/23	725	842
5.000%, 08/15/24	1,000	1,152
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,170
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,150
Southern California, Metropolitan Water District, Ser C, RB
5.000%, 07/01/21	2,245	2,685
Tustin Unified School District, GO
5.000%, 06/01/23	800	970
5.000%, 09/01/23	1,000	1,171
Tustin Unified School District, GO, BAM
5.000%, 09/01/22	1,000	1,177

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
University of California, Regents Medical Center Project, Ser A, RB, NATL
Callable 06/12/15 @ 101
5.000%, 05/15/16	$1,000	$1,014
University of California, Revenues Limited Project, Ser E, RB
5.000%, 05/15/18	3,000	3,351
University of California, Ser AM, RB
Callable 05/15/24 @ 100
5.000%, 05/15/25	1,000	1,213
Upland, Community Redevelopment Agency, TA, AGM
4.000%, 09/01/18	1,000	1,076
Ventura County, Community College District, GO
5.000%, 08/01/16	500	527
Whittier, Union High School District, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,497

		268,715

Total Municipal Bonds (Cost $258,758) ($ Thousands)		268,715

CASH EQUIVALENT — 3.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(E)	8,397,163	8,397

Total Cash Equivalent (Cost $8,397) ($ Thousands)		8,397

Total Investments — 102.2% (Cost $267,155) ($ Thousands)††		$277,112

Percentages are based on Net Assets of $271,274 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2015. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(E)	Rate shown is the 7-day effective yield as of May 31, 2015.

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

May 31, 2015

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Company

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

††	At May 31, 2015, the tax basis cost of the Fund’s investments was $267,148 ($ Thousands), and the unrealized appreciation and depreciation were $10,538 ($ Thousands) and $(574) ($ Thousands) respectively.

The following is a list of the level of inputs used as of May 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$268,715	$—	$268,715
Cash Equivalent	8,397	—	—	8,397

Total Investments in Securities	$8,397	$268,715	$—	$277,112

Amounts designated as “—” are $0.

During the period ended May 31, 2015, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 96.6%

Guam — 0.5%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$250	$273

Massachusetts — 96.1%
Belmont, Municipal Purpose Loan Project, GO
5.000%, 04/15/24	1,000	1,233
Beverly, Municipal Purpose Loan, GO
Callable 01/15/20 @ 100
5.000%, 01/15/22	500	572
Boston, Ser A, GO
Callable 03/01/24 @ 100
5.000%, 03/01/25	500	612
Boston, Ser A, GO
5.000%, 03/01/23	1,000	1,220
Boston, Ser B, GO
5.000%, 04/01/25	1,000	1,247
Cambridge, GO
5.000%, 01/01/20	300	349
5.000%, 02/15/21	500	592
Malden, GO
5.000%, 11/15/21	1,000	1,190
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	626
5.000%, 07/01/22	500	600
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,204
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/24	750	949
5.250%, 07/01/21	800	963
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/23	500	601
Massachusetts State, Clean Water Trust, Tufts University Project, RB
5.000%, 02/01/23	1,000	1,210
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/22	1,000	1,190
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/22	540	633

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/23	$200	$234
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	250	272
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/23 @ 100
5.000%, 07/01/24	1,000	1,197
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	500	569
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/17 @ 100
5.000%, 09/01/18	250	274
Massachusetts State, Development Finance Agency, Massachusetts College of Pharmacy Allied Health Project, RB
4.000%, 07/01/18	150	162
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/20	500	581
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18 (A)	250	281
Massachusetts State, Development Finance Agency, RB
5.000%, 07/01/23	1,045	1,248
Massachusetts State, Development Finance Agency, Ser Q, RB
5.000%, 08/15/23	400	485
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	300	331
Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	500	558

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	$500	$536
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/25 @ 100
5.000%, 01/01/26	400	440
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	556
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	500	559
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/19	500	548
5.000%, 01/01/21	500	556
Massachusetts State, Federal Highway Project, RB
Callable 06/15/22 @ 100
5.000%, 06/15/23	1,000	1,196
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	539
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/19 @ 100
5.000%, 12/15/24	500	581
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/18 @ 100
5.250%, 11/15/21	500	569
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	613
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	311
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	642

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser J2, RB
5.000%, 07/01/19	$250	$285
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	200	217
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	500	578
Massachusetts State, Highway Project, RB
5.000%, 06/01/20	275	321
Massachusetts State, Highway Project, Ser A, RB
5.000%, 06/15/21	1,000	1,186
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/21	500	575
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/21	300	354
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/24	520	629
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/21	1,000	1,184
5.000%, 05/15/23	1,000	1,210
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/22 @ 100
5.000%, 08/15/23	1,000	1,197
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 08/15/19	500	574
5.000%, 10/15/21	210	249
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	591
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	608
5.250%, 08/01/23	250	308
5.000%, 08/01/23	500	606

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Ser B, GO, AGM
5.250%, 08/01/21	$1,000	$1,200
5.250%, 09/01/21	500	601
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/22	1,000	1,216
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	903
Massachusetts State, Ser D, GO
5.500%, 11/01/19	1,150	1,352
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Ser A, RB
6.000%, 08/01/19	500	595
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	450	522
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/21	1,000	1,192
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	620
Metropolitan Boston, Transit Parking Authority, RB
Callable 07/01/21 @ 100
5.000%, 07/01/22	500	578
Newton, GO
5.000%, 03/01/22	465	559
Quincy, GO
5.000%, 06/01/24	1,030	1,261
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/20	500	586
Woods Hole Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/21	1,000	1,179
Worcester, RB
Callable 11/01/22 @ 100
5.000%, 11/01/23	1,000	1,189

		53,054

Total Municipal Bonds (Cost $51,234) ($ Thousands)		53,327

Description	Shares	Value ($ Thousands)
CASH EQUIVALENT — 2.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(B)	1,384,781	1,385

Total Cash Equivalent (Cost $1,385) ($ Thousands)		$1,385

Total Investments — 99.1% (Cost $52,619) ($ Thousands)††		$54,712

Percentages are based on Net Assets of $55,177 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Rate shown is the 7-day effective yield as of May 31, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

††	At May 31, 2015, the tax basis cost of the Fund’s investments was $52,619 ($ Thousands), and the unrealized appreciation and depreciation were $2,229 ($ Thousands) and $(136) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$53,327	$—	$53,327
Cash Equivalent	1,385	—	—	1,385

Total Investments in Securities	$1,385	$53,327	$—	$54,712

Amounts designated as “—” are $0.

During the period ended May 31, 2015, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 98.3%

Delaware — 1.2%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/24	$1,000	$1,201

New Jersey — 85.7%
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/23	1,085	1,318
Bergen County, Ser C, GO
3.000%, 12/01/19	1,500	1,603
Brick Township, General Improvement Project, GO
4.000%, 08/15/19	1,230	1,359
Burlington County, Bridge Commission, RB
5.000%, 10/01/20	1,200	1,398
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/24	1,000	1,137
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL
5.000%, 07/15/15	1,750	1,760
Carlstadt, School District, GO
Callable 05/01/24 @ 100
5.000%, 05/01/25	500	599
Carlstadt, School District, GO
5.000%, 05/01/23	500	600
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/18	1,985	2,206
4.000%, 11/01/21	2,500	2,739
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,202
4.000%, 09/01/18	460	498
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	596
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/21 @ 100
5.000%, 09/15/23	500	584
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/18	700	773
4.000%, 12/01/16	1,640	1,726

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/22	$1,065	$1,283
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	898
Morris County, Ser B, GO
4.000%, 11/15/19	1,240	1,384
4.000%, 11/15/20	485	548
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/17	1,000	1,069
5.000%, 06/15/18	1,500	1,635
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	685	765
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB
Callable 03/01/22 @ 100
5.000%, 03/01/25	2,500	2,629
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD- 1, RB
5.000%, 12/15/17	1,000	1,061
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/21 @ 100
5.250%, 09/01/26	2,000	2,099
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC
Pre-Refunded @ 100
5.250%, 12/15/15 (A)	1,485	1,526
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM
Callable 07/01/18 @ 100
5.000%, 07/01/23	3,195	3,534
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/20	1,500	1,615

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	$700	$790
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/25	1,000	1,178
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,739
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21 (B)	1,000	1,214
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,214
5.000%, 09/01/20	1,220	1,441
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/24	1,000	1,145
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/18	2,100	2,366
New Jersey State, GO
5.250%, 08/01/21	2,000	2,281
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,136
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	1,000	1,126
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/20	2,040	2,321
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	1,958

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/24 @ 100
5.000%, 07/01/26	$1,000	$1,148
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 2015-1A, AMT, RB
5.000%, 12/01/20	1,000	1,122
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/21	1,000	1,116
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	500	577
5.000%, 07/01/26	400	458
5.000%, 07/01/27	500	569
New Jersey State, Ser A, COP
5.000%, 06/15/18	1,250	1,329
New Jersey State, Ser Q, GO
5.000%, 08/15/20	1,295	1,451
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,764
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21 (B)	1,615	1,778
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/25	1,000	1,195
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	1,000	1,121
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/24	1,000	1,145
Ocean County, GO
4.000%, 08/01/19	710	788
Passaic County, GO
3.000%, 08/15/16	1,000	1,029
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,175
5.000%, 05/01/22	1,000	1,128

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/23	$1,000	$1,119
South Jersey Transportation Authority LLC, Ser A, RB
5.000%, 11/01/20	435	478
South Jersey Transportation Authority LLC, Ser A-1, RB
4.000%, 11/01/17 (B)	1,000	1,064
Sparta Township, Board of Education, GO
Callable 02/15/25 @ 100
5.000%, 02/15/26	575	689
Sparta Township, Board of Education, GO
5.000%, 02/15/23	600	718
Verona Township, Board of Education, GO
5.000%, 03/01/25	500	605
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,140
5.000%, 09/15/17	635	697

		87,456

New York — 9.0%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,285
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/23 @ 100
5.000%, 12/01/25	2,000	2,326
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/23	1,000	1,220
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/22	1,000	1,175
5.000%, 09/01/23	1,000	1,184

		9,190

Pennsylvania — 2.4%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,693
5.000%, 07/01/16	730	767

		2,460

Total Municipal Bonds (Cost $98,343) ($ Thousands)		100,307

Description	Shares	Value ($ Thousands)
CASH EQUIVALENT — 1.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(C)	1,464,052	1,464

Total Cash Equivalents (Cost $1,464) ($ Thousands)		$1,464

Total Investments — 99.7% (Cost $99,807) ($ Thousands)††		$101,771

Percentages are based on Net Assets of $102,050 ($ Thousands).

† Investment in Affiliated Security.

(A)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of May 31, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

††	At May 31, 2015, the tax basis cost of the Fund’s investments was $99,807 ($ Thousands), and the unrealized appreciation and depreciation were $2,729 ($ Thousands) and $(765) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$100,307	$—	$100,307
Cash Equivalent	1,464	—	—	1,464

Total Investments in Securities	$1,464	$100,307	$—	$101,771

Amounts designated as “—” are $0.

During the period ended May 31, 2015, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 98.8%

Guam — 0.8%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$730	$796
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	500	555

		1,351

New York — 98.0%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	689
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,064
Brookhaven, GO
5.000%, 05/01/22	1,500	1,802
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/23	650	771
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/21	500	580
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/22	1,000	1,165
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/21	250	286
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/22	1,100	1,320
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/17	850	919
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,664
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/17	500	532
5.000%, 12/01/18	1,000	1,064

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/21	$1,600	$1,898
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,102
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.500%, 11/15/19	400	468
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	500	585
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/20	1,000	1,165
5.000%, 11/15/21	1,000	1,175
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/23 @ 100
5.000%, 11/15/24	1,300	1,560
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,203
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/22	1,000	1,188
Metropolitan New York, Transportation Authority, Sub-Ser A-1, RB
5.000%, 11/15/21	1,000	1,175
Metropolitan New York, Transportation Authority, Tax Fund Project, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,203
Monroe County, Industrial Development Agency, RB
5.000%, 05/01/23	325	389
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/19	1,365	1,552

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/21	$1,035	$1,211
Nassau County, Local Economic Assistance, Catholic Health Services Project, RB
5.000%, 07/01/22	895	1,035
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/22	1,000	1,205
New York & New Jersey, Port Authority, Ser 173, RB
5.000%, 12/01/20	1,000	1,178
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/22	1,000	1,179
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/23 @ 100
5.000%, 12/01/24	2,000	2,349
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/22	1,500	1,763
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,231
New York City, Health & Hospital System Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,200
New York City, Housing Development, Capital Funding Program, Ser A, RB, NATL
Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,975	1,983
New York City, Housing Development, Capital Funding Program, Ser B1, RB
5.000%, 07/01/20	1,000	1,159
New York City, Municipal Water Finance Authority, Ser EE, RB
5.000%, 06/15/17 (B)	500	544
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,564
New York City, Ser A1, GO
5.000%, 10/01/21	1,000	1,185
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,053
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,793
5.000%, 08/01/21	1,000	1,182

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Ser D, GO
Callable 02/01/23 @ 100
5.000%, 08/01/23	$2,000	$2,400
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,175
5.000%, 08/01/19	2,000	2,284
New York City, Ser F, GO
5.000%, 08/01/21	1,000	1,182
New York City, Ser G, GO
5.000%, 08/01/23	2,000	2,402
New York City, Ser G, GO, AMBAC
Callable 02/01/16 @ 100
5.000%, 08/01/17	725	748
New York City, Ser G1, GO
5.000%, 04/01/20	1,000	1,157
New York City, Ser H, GO
5.000%, 08/01/18	1,600	1,788
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,117
New York City, Ser I1, GO
Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,135
New York City, Ser J, GO
5.000%, 08/01/22	500	595
New York City, Ser J1, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	314
New York City, Sub-Ser B1, GO
Callable 09/01/18 @ 100
5.250%, 09/01/25	1,000	1,120
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (B)	50	52
New York City, Transitional Finance Authority Building Aid Revenue, Ser S-1, RB
Callable 01/15/25 @ 100
5.000%, 07/15/26	500	598
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,190
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/18	1,000	1,127
5.000%, 11/01/19	1,650	1,901
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E, RB
5.000%, 11/01/19	1,500	1,729

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/21	$1,000	$1,188
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,094
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/19	500	566
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,051
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,254
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/23	500	596
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
5.000%, 12/15/22	1,475	1,781
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
Callable 02/15/24 @ 100
5.000%, 02/15/25	2,250	2,704
New York State, Dormitory Authority, Hospital Special Surgery Project, RB
Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,344
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,038
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	1,000	1,178
New York State, Dormitory Authority, Mount Sinai Hospital Project, Ser A, RB
5.000%, 03/15/23	750	908

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Callable 07/01/19 @ 100
5.500%, 07/01/25	$1,000	$1,147
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,077
5.000%, 07/01/18	795	885
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	118
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	526
New York State, Dormitory Authority, North Shore Long Island Jewish Project, RB
5.000%, 05/01/18	650	716
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,148
New York State, Dormitory Authority, RB
5.000%, 02/15/20	2,015	2,318
5.000%, 07/01/21	355	411
5.000%, 07/01/24	1,000	1,195
New York State, Dormitory Authority, RB, AGM
5.250%, 08/15/18	1,000	1,127
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	1,000	1,166
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	995	1,136
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/19	1,000	1,136
5.000%, 03/15/20	1,000	1,164
5.000%, 07/01/21	250	291
5.000%, 07/01/23	1,455	1,750
5.000%, 10/01/24	785	952

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 02/15/19 (A)	$5	$6
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/24	1,680	2,010
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/18	500	557
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/22 @ 100
5.000%, 05/15/23	1,960	2,304
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	530
New York State, Energy Research & Development Authority, Ser C, RB, NATL
0.506%, 04/01/34 (C)	1,000	956
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/23 @ 100
5.000%, 06/15/24	2,000	2,427
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/20	1,100	1,287
5.000%, 06/15/21	1,000	1,191
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/21 @ 100
5.000%, 06/15/24	2,500	2,924
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	1,000	1,188
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 08/15/21	1,150	1,374
New York State, Environmental Facilities Authority, Revolving Funds, Sub-Ser, RB
5.000%, 06/15/24	1,500	1,837

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Environmental Facilities, RB
5.000%, 05/15/24	$1,445	$1,768
New York State, Environmental Facilities, Sub-Ser, RB
5.000%, 06/15/21	1,000	1,191
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/23 @ 100
3.250%, 10/01/25	2,500	2,498
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	601
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	1,000	1,130
New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,120
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,114
New York State, Thruway Authority, Ser B, RB, NATL
Callable 10/01/15 @ 100
5.000%, 04/01/16	2,000	2,033
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/19	1,200	1,348
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/19	1,460	1,655
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	268
5.000%, 12/15/17	1,000	1,102
Niagara Frontier, Transportation Authority, AMT, RB
5.000%, 04/01/21	600	673
Port Authority of New York & New Jersey, AMT, RB
5.000%, 09/01/23	1,000	1,185
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/20	1,000	1,180
5.000%, 10/15/24	475	588
Tobacco Settlement Financing, Ser B, RB
Callable 06/01/16 @ 100
5.000%, 06/01/20	500	524

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/18	$1,000	$1,127
5.000%, 11/15/21	465	553
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/18	1,000	1,127
5.000%, 11/15/19	1,000	1,154
5.000%, 11/15/23	2,000	2,422
Utility Debt Securitization Restructuring Authority, Ser TE, RB
Callable 12/15/16 @ 100
5.000%, 12/15/18	1,000	1,067
Westchester County, Ser C, GO
5.000%, 11/01/17	500	550

		155,881

Total Municipal Bonds (Cost $152,709) ($ Thousands)		157,232

CASH EQUIVALENT — 0.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.020% † (D)	657,766	658

Total Cash Equivalent (Cost $658) ($ Thousands)		658

Total Investments — 99.2% (Cost $153,367) ($ Thousands) ††		$157,890

Percentages are based on Net Assets of $159,135 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2015. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Rate shown is the 7-day effective yield as of May 31, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

††	At May 31, 2015, the tax basis cost of the Fund’s investments was $153,367 ($ Thousands), and the unrealized appreciation and depreciation were $4,853 ($ Thousands) and $(330) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$157,232	$—	$157,232
Cash Equivalent	658	—	—	658

Total Investments in Securities	$658	$157,232	$—	$157,890

Amounts designated as “—” are $0.

During the period ended May 31, 2015, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 96.9%

Guam — 0.9%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,110

Pennsylvania — 95.2%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,132
Allegheny County, Higher Education Building Authority, Ser A, RB
5.000%, 03/01/20	675	772
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,108
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	803
Allegheny County, Sanitary Authority, Sewer Project, RB, AGM
5.000%, 06/01/18	1,000	1,110
5.000%, 12/01/19	500	574
Allegheny County, Sanitary Authority, Sewer Project, RB, AGM
Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,151
Allegheny County, Ser C-73, GO
5.000%, 12/01/20	2,750	3,200
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/21	1,000	1,150
Berks County, GO, AMBAC
5.850%, 11/15/18	765	834
Bethel Park, Municipal Authority, Sewer Project, RB
4.000%, 09/01/16	1,055	1,101
Bethel Park, School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,122
Bethlehem Authority, Water Revenue, RB, BAM
5.000%, 11/15/21	1,250	1,438
Bristol Township, School District, GO
5.000%, 06/01/20	1,000	1,152

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	$500	$584
Bucks County, Water & Sewer Authority, RB, BAM
5.000%, 06/01/21	750	869
Butler County, GO
5.000%, 07/15/21	1,000	1,185
Central Bucks, School District, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (A)	1,500	1,673
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,149
Chester, Water Authority, RB
5.000%, 12/01/21	500	595
Clairton, Municipal Authority, Sewer Revenue, Ser B, RB
5.000%, 12/01/20	1,035	1,154
Cumberland County, GO
5.000%, 05/01/19	550	629
Delaware County, Higher Education Authority, Haverford College Project, RB
Callable 05/15/20 @ 100
5.000%, 11/15/21	775	884
Delaware County, University Revenue Authority, RB
5.000%, 08/01/24	1,000	1,218
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	1,500	1,753
5.000%, 07/01/25	1,000	1,152
Easton Area, School District, GO
5.000%, 04/01/20	1,500	1,734
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,089
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,071
Lancaster County, Hospital Authority, Lancaster General Hospital Project, RB
5.000%, 11/01/23	800	943
Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/19	1,060	1,217

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
McKeesport, Municipal Authority, Sewer Project, RB, AGM
5.000%, 12/15/21	$1,290	$1,489
Monroeville, Finance Authority, UPMC Project, RB
Callable 08/15/22 @ 100
5.000%, 02/15/23	1,000	1,168
Montgomery County, GO
Pre-Refunded @ 100
5.000%, 12/15/23 (A)	85	99
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF1, RB, NATL
5.000%, 05/01/16	1,140	1,185
Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/19	830	940
Montgomery County, Ser C, GO
Pre-Refunded @ 100
5.000%, 12/15/23 (A)	35	41
Montgomery County, Ser C, GO
Callable 12/15/19 @ 100
5.000%, 12/15/23	880	1,010
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	938
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,195
Pennridge, School District, Ser B, GO
Callable 02/15/22 @ 100
5.000%, 02/15/23	750	883
Pennridge, School District, Ser B, GO
5.000%, 02/15/22	1,000	1,185
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
5.000%, 07/01/18	1,500	1,679
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/19 @ 100
5.000%, 07/01/20	1,525	1,744
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA
Callable 07/02/15 @ 100
5.000%, 04/01/16	1,450	1,455

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, GO
5.000%, 07/01/21	$1,500	$1,737
Pennsylvania State, GO
Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,167
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/20 @ 100
5.000%, 12/15/21	1,000	1,142
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/17 (B)	2,500	2,752
5.000%, 12/01/21	555	660
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,125
5.000%, 08/01/21	1,000	1,126
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,711
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,108
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB
Callable 04/01/22 @ 100
5.000%, 04/01/23	500	583
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,636
Pennsylvania State, Higher Educational Facilities Authority, University of Pennslyvania Health System Project, RB
5.000%, 08/15/21	1,260	1,478

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19 (B)	$3,125	$3,595
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/20	500	572
5.000%, 11/01/22	660	763
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,116
Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (A)	1,000	1,115
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,167
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/21 @ 100
5.000%, 12/01/23	1,000	1,147
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/22	1,050	1,237
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,295
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,104
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/18	1,325	1,462
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/20 (B)	510	582
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,131
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,119

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 07/01/18	$500	$557
5.000%, 01/01/23	1,225	1,450
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB, AGM
5.000%, 06/15/18	1,000	1,113
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	447
Pittsburgh, GO, BAM
5.000%, 09/01/23	1,030	1,226
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/18	1,740	1,935
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/19	1,000	1,145
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/23 @ 100
5.000%, 09/15/24	1,000	1,184
Quaker Valley School District, GO
5.000%, 10/01/19	500	573
Reading Area, Water Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 12/01/21 (A)	2,080	2,252
Rose Tree Media, School District, Ser B, GO
Callable 08/01/21 @ 100
5.000%, 02/01/25	1,500	1,759
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,104
Spring-Ford, Area School District, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,021
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/23	400	488
Trinity Area, School District, GO, AGM
5.000%, 11/01/17	500	548
Unity Township Municipal Authority, Sewer Revenue Project, Ser A, RB, AGM
5.000%, 12/01/23	1,000	1,182
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/19	500	569

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2015

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/19 @ 100
5.250%, 09/15/23	$1,000	$1,157
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	500	576
Warwick School District, GO
5.000%, 02/15/21	750	872
West Chester Area, School District, Ser A, GO
5.000%, 05/15/23	1,000	1,221
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,150
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/22	250	300
West York Area, School District, GO
5.000%, 04/01/22	1,150	1,357
Westmoreland County, Ser A, GO
Callable 06/01/23 @ 100
5.000%, 12/01/23	1,000	1,202
Westmoreland County, Ser A, GO
5.000%, 12/01/21	1,160	1,375
Wilson, School District, GO
4.000%, 05/15/18	1,200	1,297

		114,247

Puerto Rico — 0.8%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19 (B)	820	957

Total Municipal Bonds (Cost $112,090) ($ Thousands)		116,314

CASH EQUIVALENT — 1.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund Cl A, 0.020% † (C)	2,214,886	2,215

Total Cash Equivalent (Cost $2,215) ($ Thousands)		2,215

Total Investments — 98.7% (Cost $114,305) ($ Thousands) ††		$118,529

Percentages are based on Net Assets of $120,018 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of May 31, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Company

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

††	At May 31, 2015, the tax basis cost of the Fund’s investments was $114,305 ($ Thousands), and the unrealized appreciation and depreciation were $4,408 ($ Thousands) and $(184) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$116,314	$—	$116,314
Cash Equivalent	2,215	—	—	2,215

Total Investments in Securities	$2,215	$116,314	$—	$118,529

Amounts designated as “—” are $0.

During the period ended May 31, 2015, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 68.7%

Alabama — 1.6%
Jefferson County, Sewer Revenue Authority, Sub-Ser D, RB
Callable 10/01/23 @ 105
6.500%, 10/01/53	$12,000	$13,848
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	758

		14,606

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36 (A)	200	66
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
Pre-Refunded @ 100
6.000%, 09/01/32 (B)	1,000	1,192

		1,258

Arizona — 1.1%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB
Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,650
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/22 @ 100
5.000%, 02/01/42	2,500	2,635
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	465
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	236
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	265	238

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	$500	$573
Salt Verde Financial, RB
5.000%, 12/01/32	4,000	4,473

		10,270

California — 6.4%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	469
Bay Area, Toll Authority, Ser S-4, RB
Callable 04/01/23 @ 100
5.250%, 04/01/48	7,000	7,855
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	200	201
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	567
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,049
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,147
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	2,223
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,181
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 11/15/16 @ 100
5.250%, 11/15/46	2,500	2,626

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 05/15/18 @ 100
5.250%, 11/15/48	$2,000	$2,153
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/31 (B)	1,370	1,741
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	250	273
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.500%, 12/01/54	3,500	3,802
California State, Various Purposes, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,348
Chino, Public Financing Authority, SAB
Callable 09/01/22 @ 100
5.000%, 09/01/27	1,280	1,404
5.000%, 09/01/30	1,000	1,089
5.000%, 09/01/34	900	970
Foothill-Eastern, Transportation Corridor Agency, Sub-Ser B-3, RB
Callable 07/15/22 @ 100
5.500%, 07/02/15 (C)	6,250	7,168
Imperial, Irrigation District, Electric Project, Ser C, RB
Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,701
Long Beach, Towne Center Project, SAB
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	696
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,083
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 06/01/15 (H)	5,410	1,960
River Islands, Public Financing Authority, RB
Callable 09/01/22 @ 102
5.500%, 09/01/45	8,965	9,181

Description	Face Amount ($ Thousands)	Value ($ Thousands)
San Francisco City & County, Successor Redevelopment Agency, Succesor Agency Community Project, SAB
Callable 08/01/22 @ 100
5.000%, 08/01/30	$1,000	$1,102
Southern California, Tobacco Securitization Authority, Ser A1, RB
Callable 06/17/15 @ 100
5.000%, 06/01/37	2,000	1,691
Stockton, Public Financing Authority, Water Supply Project, Ser A, RB
Callable 10/01/23 @ 100
6.250%, 10/01/38	1,500	1,801
6.250%, 10/01/40	1,000	1,195
Windsor, Unified School District, Election
2008, Ser D, GO
6.940%, 08/01/35 (H)	1,800	721

		59,397

Colorado — 1.1%
Colorado State, Catholic Health, Initiatives Project, RB
5.250%, 01/01/45	2,500	2,730
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	549
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,653
6.250%, 11/15/28	650	807
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/34	500	569
E-470, Public Highway Authority, Ser C, RB
Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,795

		10,103

Connecticut — 0.6%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/21 @ 100
5.000%, 07/01/41	5,000	5,488

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Delaware — 0.3%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/22 @ 100
5.000%, 09/01/42	$675	$702
4.625%, 09/01/32	1,635	1,649

		2,351

Florida — 2.1%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/22 @ 102
8.000%, 10/01/32	500	625
8.000%, 10/01/42	1,000	1,244
Broward County, Airport System Revenue, Ser Q-1, RB
Callable 10/01/22 @ 100
5.000%, 10/01/37	2,000	2,192
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/21	500	533
Florida State, Hollywood City, Seminole Indian Tribe, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/27	250	264
Florida State, University Square Community Development District, Ser A1, SAB
Callable 05/01/17 @ 100
5.875%, 05/01/38	150	152
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	2,220	2,552
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB
Callable 07/02/15 @ 100
5.300%, 05/01/37	1,500	1,503
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/22 @ 100
5.000%, 10/01/28	2,350	2,676
JEA, Electric System Revenue, Sub-Ser D, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	2,100	2,497

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
Callable 11/15/21 @ 100
5.500%, 11/15/42	$1,000	$1,095
Miami-Dade County, Aviation Revenue, Ser B, RB
Callable 10/01/24 @ 100
5.000%, 10/01/37	1,000	1,106
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/23 @ 100
5.000%, 05/01/29	1,000	1,059
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	1,000	1,153
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
5.875%, 08/01/40	500	553

		19,204

Georgia — 1.5%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/22 @ 100
5.000%, 01/01/37	2,000	2,215
5.000%, 01/01/42	3,000	3,303
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	600	606
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/17	450	483
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,078
Private Colleges & Universities Authority, Savannah College of Art Project, RB
Callable 04/01/24 @ 100
5.000%, 04/01/44	6,000	6,447

		14,132

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Guam — 0.1%
Guam Government, Waterworks Authority, Ser A, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	$1,250	$1,373

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Pacific Health Project, Ser B, RB
Callable 07/01/20 @ 100
5.750%, 07/01/40	500	565

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Pre-Refunded @ 100
6.250%, 12/01/33 (B)	250	293

Illinois — 1.1%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	250	253
Chicago, Midway International Airport, Second Lien, Ser A, AMT, RB
Callable 01/01/24 @ 100
5.000%, 01/01/41	2,500	2,630
Chicago, O’Hare International Airport Revenue, Third Lien, Ser B, RB, NATL
5.250%, 01/01/18	1,500	1,647
Chicago, Ser 2005D, GO
Callable 01/01/25 @ 100
5.500%, 01/01/34	3,500	3,492
Hillside Village, Mannheim Redevelopment Project, Senior Lien, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	500	538
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/21 @ 100
6.000%, 08/15/41	200	234
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
Callable 08/15/18 @ 100
6.250%, 08/15/35	500	1
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 03/01/17 @ 100
6.000%, 03/01/37 (A)	300	45

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Callable 05/15/19 @ 100
7.125%, 11/15/37	$1,000	$1,173
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 08/01/37 (B)	250	274

		10,287

Indiana — 1.0%
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/40	375	405
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/23 @ 100
5.000%, 07/01/48	1,000	1,047
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,690
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,146
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,131
Vigo County, Hospital Authority, Union Hospital Project, RB
Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	2,114

		9,533

Iowa — 2.4%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/24 @ 100
5.400%, 09/14/15 (C)	667	275
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 07/02/15 @ 100
2.000%, 05/15/56	125	—
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Callable 12/01/18 @ 100
5.500%, 12/01/22	10,000	10,650

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Callable 12/01/23 @ 100
5.250%, 12/01/25	$10,100	$11,218

		22,143

Kansas — 0.4%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	573
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,505
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 07/02/15 @ 102
5.125%, 05/15/42	1,200	1,205

		3,283

Kentucky — 0.3%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,098
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	500	567
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	1,091

		2,756

Louisiana — 0.7%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGM
Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,705

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/20 @ 100
6.500%, 11/01/35	$750	$900
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,161
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	834
New Orleans, Aviation Board, Ser A1, RB, AGM
Callable 01/01/19 @ 100
6.000%, 01/01/23	500	573
Saint John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,370

		6,543

Maine — 0.2%
Maine State, Finance Authority, Casella Waste Project, AMT, RB
6.250%, 08/01/15 (C)	2,250	2,338

Maryland — 3.2%
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,088
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/21 @ 100
5.000%, 11/15/51	4,500	4,942
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/23 @ 100
5.000%, 05/15/43	10,000	11,020
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 07/01/24 @ 100
5.000%, 07/01/39	10,000	10,803

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Montgomery County, RB
Callable 06/01/25 @ 100
5.000%, 12/01/44	$2,000	$2,230

		30,083

Massachusetts — 0.3%
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,691
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	895	947

		2,638

Michigan — 1.3%
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	280
Michigan State, Finance Authority, Local Government Detroit Water Project, RB
Callable 07/01/22 @ 100
5.000%, 07/01/44	4,500	4,707
Michigan State, Finance Authority, Local Government Detroit Water Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/33	3,000	3,238
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	1,041
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	750	488
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
Pre-Refunded @ 100
8.250%, 09/01/18 (B)	500	613
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser A, RB
Callable 12/01/22 @ 100
5.000%, 12/01/42	1,500	1,608

		11,975

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Minnesota — 0.6%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/15 (B)	$100	$102
Faribault, Senoir Housing Authority, Senior Living Project, RB
Callable 05/01/18 @ 102
6.750%, 05/01/36	315	328
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.750%, 11/15/32	300	350
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	1,028
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	685
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/15 (C)	2,000	2,179
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	500	512

		5,184

Missouri — 0.1%
Lees Summit, Summit Fair Project, TA
Callable 04/01/19 @ 100
5.625%, 10/01/23	425	441
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/19 @ 100
6.875%, 11/01/39	250	264
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL
Pre-Refunded @ 100
5.000%, 01/01/16 (B)	420	432

		1,137

Nebraska — 1.4%
Central Plains, Energy Project No.3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,000	5,351

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/31	$2,200	$2,468
Nebraska State, Public Power Generation Agency, RB
Callable 01/01/25 @ 100
5.000%, 01/01/29	5,000	5,641

		13,460

Nevada — 1.0%
Las Vegas, Valley Water District, GO
Callable 12/01/24 @ 100
5.000%, 06/01/39	8,400	9,419

New Jersey — 4.3%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	250	258
Casino Reinvestment Development Authority, RB
Callable 11/01/24 @ 100
5.250%, 11/01/44	2,000	2,105
New Jersey State, Economic Development Authority, Ser A, RB
Callable 07/02/15 @ 100
6.000%, 05/15/28	210	118
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,063
New Jersey State, Health Care Facilities Financing Authority, RB
Callable 07/01/24 @ 100
5.000%, 07/01/44	3,000	3,219
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	37,200	28,427
New Jersey State, Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
4.750%, 06/01/34	7,000	5,347

		40,537

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/20 @ 100
4.700%, 09/01/24	$2,000	$2,193

New York — 5.7%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/43	500	584
6.250%, 07/15/40	1,500	1,750
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/22 @ 100
5.000%, 11/15/28	3,000	3,470
Metropolitan New York, Transportation Authority, Ser E, RB
Callable 11/15/22 @ 100
5.000%, 11/15/42	2,500	2,748
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,171
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
0.680%, 06/01/15 (C)	425	383
0.670%, 06/01/15 (C)	400	366
0.470%, 06/01/15 (C)	250	249
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Callable 08/01/24 @ 100
5.000%, 08/01/31	2,000	2,310
New York State, Dormitory Authority, Build America Bonds, RB
5.427%, 03/15/39	1,000	1,192
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Callable 07/01/20 @ 100
6.000%, 07/01/40	500	574
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Callable 05/01/23 @ 100
5.000%, 05/01/29	600	658
5.000%, 05/01/38	500	538

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, Ser A, RB
Callable 03/15/25 @ 100
5.000%, 03/15/30	$3,400	$3,964
New York State, Dormitory Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	7,000	7,867
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,135
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,215
5.250%, 10/01/35	500	589
New York State, Liberty Development Authority, Water Finance Authority, Ser DD, RB
Callable 06/15/23 @ 100
5.000%, 06/15/38	2,000	2,237
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/21 @ 100
5.750%, 11/15/51	4,000	4,614
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/24 @ 100
5.375%, 11/15/40	4,000	4,321
5.000%, 11/15/44	6,000	6,122
New York State, TSASC, Ser 1, RB
Callable 06/01/16 @ 100
5.125%, 06/01/42	4,160	3,641
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 11/01/17 @ 100
5.250%, 11/01/42	2,000	2,068

		53,766

North Carolina — 0.6%
Charlotte, Transit Projects, Ser C, COP
Callable 06/01/23 @ 100
5.000%, 06/01/30	1,115	1,277
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/20	500	554

Description	Face Amount ($ Thousands)	Value ($ Thousands)
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
5.000%, 01/01/26	$1,000	$1,118
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	250	274
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,433
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	553

		5,209

Ohio — 7.7%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/17 @ 100
6.500%, 06/01/47	24,565	21,415
5.875%, 06/01/47	25,130	20,305
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/20 @ 100
5.500%, 11/01/40	500	563
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/22 @ 100
5.500%, 06/01/42	5,000	5,518
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
3.750%, 06/17/15 (C)	20,000	20,966
Ohio State, Turnpike Commission, Ser A1, RB
Callable 02/15/23 @ 100
5.000%, 02/15/28	3,000	3,407

		72,174

Oklahoma — 0.1%
Oklahoma State, Turnpike Authority, Ser F, RB
Callable 06/01/15 @ 100
0.060%, 06/01/15 (C)	800	800

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Oregon — 0.6%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/20 @ 100
6.375%, 09/01/40	$150	$162
Port of Portland, Portland International Airport Project, Ser 23, RB
Callable 07/01/25 @ 100
5.000%, 07/01/31	2,500	2,878
5.000%, 07/01/32	2,500	2,867

		5,907

Pennsylvania — 2.4%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	250	273
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,699
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	269
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	800	917
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,059
Delaware River, Port Authority, Port District Project, RB
Callable 01/01/23 @ 100
5.000%, 01/01/24	3,150	3,606
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	250	261
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/43	250	271

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Philadelphia, Hospitals & Higher Education Facilities Authority, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/36	$1,975	$2,115
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	1,044
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	250	255
Philadelphia, Water & Wastewater Revenue, Ser A, RB
Callable 07/01/24 @ 100
5.000%, 07/01/45	8,000	8,744
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,074
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	277

		22,864

Rhode Island — 0.7%
Tobacco Settlement Financing, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/50	6,250	6,383

South Carolina — 3.1%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	1,076
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB
Callable 12/01/23 @ 100
5.125%, 12/01/43	5,000	5,529
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/23 @ 100
5.500%, 12/01/53	20,000	22,515

		29,120

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/17 @ 100
5.500%, 12/01/35	$2,000	$2,039

Tennessee — 0.9%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	500	564
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,301
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	2,335
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,530

		8,730

Texas — 10.5%
Central Texas, Regional Mobility Authority, Senior Lien, RB
Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,153
Central Texas, Turnpike System, Ser B, RB
Callable 08/15/24 @ 100
5.000%, 08/15/37	2,000	2,211
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,110
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Callable 12/01/20 @ 100
6.125%, 12/01/40	500	576
Grand Parkway Transportation, Revenue Toll Authority, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	7,000	7,574
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	821

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 11/01/15	$500	$519
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/22 @ 100
4.750%, 11/15/46	2,725	2,784
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/18 (B)	250	301
Harris County, Houston Sports Authority, Ser A, RB
Callable 11/15/24 @ 100
5.000%, 11/15/28	4,055	4,600
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	3,483
Houston, Higher Education Finance Authority, Cosmos Foundation Project, Ser A, RB
Callable 05/15/21 @ 100
6.500%, 05/15/31	1,500	1,843
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	170	175
North Texas, Tollway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	250	274
North Texas, Tollway Authority, Second Tier, Ser F, RB
Pre-Refunded @ 100
5.750%, 01/01/33 (B)	1,200	1,340
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/25 @ 100
5.000%, 01/01/34	4,000	4,406
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,256

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	$500	$568
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/22 @ 100
5.500%, 01/01/32	500	528
5.125%, 01/01/41	500	512
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/20 @ 100
6.700%, 08/15/40	500	587
Tarrant County, Cultural Education Facilities Finance, RB
Pre-Refunded @ 300
6.250%, 11/15/18 (B)	20	23
6.250%, 11/15/29 (B)	480	562
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	670	777
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	24,500	29,683
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/22 @ 100
5.000%, 12/15/29	5,000	5,504
Texas State, Public Finance Authority, RB
Callable 07/01/19 @ 100
8.250%, 07/01/24	22,575	22,704
Wise County, Parker County Junior College District Project, RB
Callable 08/15/21 @ 100
8.000%, 08/15/34	1,000	1,210

		98,084

Utah — 0.0%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100
6.750%, 08/15/28	500	406

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Vermont — 0.3%
Vermont State, Economic Development Authority, Casella Waste System Project, AMT, RB
Callable 07/02/15 @ 100
4.750%, 10/01/15 (C)	$1,500	$1,524
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	860

		2,384

Virginia — 0.8%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/22 @ 100
5.125%, 01/01/43	1,000	1,024
Fairfax County, Industrial Development Authority, RB
Callable 05/15/22 @ 100
5.000%, 05/15/40	1,500	1,655
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/17 (B)	500	551
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/23 @ 100
6.000%, 06/01/43	124	122
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 07/01/17 @ 100
2.000%, 10/01/48	40	2
Lewistown Commerce Center, Community Development Authority, RB
6.050%, 03/01/44	116	101
Lewistown Commerce Center, Community Development Authority, Sub-Ser C, RB
6.050%, 03/01/54 (A)	123	6

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Virginia State, Small Business Financing Authority, Elizabeth River Project, AMT, RB
Callable 07/01/22 @ 100
5.500%, 01/01/42	$3,500	$3,801

		7,262

Washington — 1.5%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,668
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	477
4.000%, 12/01/17	480	504
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/18 @ 100
6.375%, 10/01/36	400	457
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/20 (B)	1,500	1,806
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	986
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/22 @ 100
5.250%, 06/01/33	2,500	2,818
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.250%, 06/01/32	5,000	5,556

		14,272

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
West Virginia — 0.1%
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/21 @ 103
9.125%, 10/01/41	$500	$557

Total Municipal Bonds (Cost $604,254) ($ Thousands)		642,506

PREFERRED STOCK — 14.5%

Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%	16,000	1,679

Financials — 13.1%
Aegon
6.500%	10,592	269
6.375%	127,704	3,218
4.000% (C)	15,390	372
Allstate
6.750%	70,029	1,891
6.625%	104,904	2,818
6.250%	22,789	596
5.625%	85,136	2,167
Arch Capital Group
6.750%	143,259	3,844
Aspen Insurance Holdings
7.250%	342	9
5.950% (C)	50,200	1,291
Astoria Financial
6.500%	30,931	784
Axis Capital Holdings
6.875%	70,467	1,850
5.500%	75,743	1,857
Bank of America
6.625%	2,190	56
6.375%	23,154	584
6.204%	31,300	790
Bank of New York Mellon
5.200%	50,131	1,243
Barclays Bank PLC
8.125%	39,930	1,039
7.750%	65,500	1,692
7.100%	15,867	408
6.625%	14,975	381
BB&T
5.625%	80,297	1,961
5.200%	9,717	228

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Shares	Value ($ Thousands)
Capital One Financial
6.700%	26,119	$681
6.250%	99,774	2,538
6.000%	8,677	216
Charles Schwab
6.000%	1,600	42
Citigroup
7.125% (C)	18,301	512
6.875% (C)	85,700	2,311
5.800%	61,100	1,524
City National
6.750% (C)	21,832	626
5.500%	51,823	1,275
CoBank ACB
6.125%	20,000	1,886
6.125%	20,000	2,091
Cullen
5.375%	30,953	770
Deutsche Bank Contingent Capital Trust II
6.550%	122,608	3,287
Deutsche Bank Contingent Capital Trust III
7.600%	28,500	792
Fifth Third Bancorp
6.625% (C)	80,000	2,277
First Niagara Financial Group
8.625% (C)	17,617	475
FirstMerit
5.875%	26,878	676
Goldman Sachs Group
6.375% (C)	2,390	63
6.200%	30,850	781
5.950%	1,490	37
5.500% (C)	314,091	7,808
4.000% (C)	43,300	895
HSBC Holdings PLC
8.000%	38,690	1,002
6.200%	68,308	1,750
HSBC USA
6.500%	35,026	896
4.500% (C)	27,970	705
2.858%	58,553	2,933
ING Groep
7.200%	2,900	74
7.050%	47,837	1,219
6.375%	77,391	1,964
6.200%	2,574	66
6.125%	38,730	985
JPMorgan Chase
6.700%	38,315	1,017
6.125%	28,554	717
5.500%	15,800	382

Description	Shares	Value ($ Thousands)
KeyCorp
7.750% (F)	5,000	$655
M&T Bank
6.250% (E)	3,165	3,269
MetLife
6.500%	54,778	1,375
4.000% (C)	18,900	462
Morgan Stanley
7.125% (C)	113,552	3,211
6.875% (C)	53,657	1,464
4.000% (C)	161,113	3,432
National Westminster Bank PLC
7.763%	10,623	280
PartnerRe
7.250%	30,396	789
5.875%	68,439	1,711
PNC Financial Services Group
6.125% (C)	79,178	2,207
Principal Financial Group
5.563% (C)	5,000	512
Prudential PLC
6.750%	63,750	1,647
6.500%	15,808	407
RenaissanceRe Holdings
5.375%	88,684	2,142
Royal Bank of Scotland Group PLC
6.400%	4,680	117
6.350%	1,000	25
5.750%	155,463	3,807
Santander Finance
6.800%	8,000	203
State Street
6.000%	32,900	827
5.900% (C)	114,090	2,997
5.250%	72,463	1,776
SunTrust Banks
5.875%	5,019	125
TCF Financial
7.500%	23,454	631
US Bancorp
6.500% (C)	57,342	1,689
6.000% (C)	75,000	2,021
5.150% (F)	57,104	1,428
3.500% (C)	16,800	782
Wells Fargo
7.500% (F)	2,861	3,458
6.625% (C)	57,230	1,597
5.850% (C)	120,000	3,103

		122,770

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

Utilities — 1.2%
Alabama Power
6.450%	46,981	$1,293
Georgia Power
6.500%	15,000	1,601
Gulf Power
6.450%	9,000	905
6.000%	6,000	595
5.600%	20,000	2,041
Interstate Power & Light
5.100%	122,460	3,063
NSTAR Electric
4.780%	10,708	1,074
Washington Gas Light
4.800%	1,000	101
Wisconsin Public Service
6.880%	5,000	507

		11,180

Total Preferred Stock (Cost $120,494) ($ Thousands)		135,629

CORPORATE BONDS — 7.0%

Financials — 7.0%
AXA (C)
6.379%, 12/14/36	$1,000	1,112
Bank of America (C)
8.125%, 05/15/18	5,250	5,657
Bank of New York Mellon (C)
4.950%, 06/01/15	700	700
BNP Paribas (C)
7.195%, 06/29/49	4,400	5,270
Charles Schwab (C)
7.000%, 08/01/15	2,600	3,068
Citigroup (C)
5.900%, 08/15/15	1,300	1,299
8.400%, 04/30/18	2,000	2,281
Citizens Financial Group (C)
5.500%, 10/06/15	2,000	1,955
Commonwealth Bank of Australia (C)
6.024%, 03/29/49	500	514
General Electric Capital (C)
6.250%, 12/15/49	1,400	1,564
JPMorgan Chase (C)
6.750%, 08/01/15	3,200	3,488
5.300%, 10/21/15	1,200	1,203
6.000%, 12/29/49	3,000	3,060
Lloyds Banking Group PLC (C)
5.920%, 09/29/49	1,700	1,709
M&T Bank (C)
6.450%, 08/11/15	700	760
6.875%, 12/29/49	100	102

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MetLife (C)
5.250%, 12/29/49	$6,200	$6,208
Nordea Bank MTN (C)
5.500%, 09/23/19	2,600	2,629
6.125%, 12/31/49	5,000	5,122
PNC Financial Services Group (C)
6.750%, 08/01/15	2,500	2,784
Rabobank Nederland (C)
11.000%, 12/31/49	7,400	9,472
Societe Generale(C)
5.922%, 10/05/15	1,000	1,041
Standard Chartered PLC (C)
7.014%, 07/30/37	2,700	3,039
Wells Fargo (C)
5.875%, 12/31/49	1,200	1,262
Westpac Capital Trust IV (C)
5.256%, 12/29/49	700	718

		66,017

Total Corporate Bonds (Cost $61,995) ($ Thousands)		66,017

U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Bills (D)
0.000%, 07/09/15	781	781
0.000%, 07/23/15	300	300
0.000%, 08/06/15	1,239	1,239
0.000%, 08/20/15	1,874	1,874
0.000%, 09/03/15	19,846	19,845
0.000%, 09/10/15	300	300
0.000%, 09/17/15	12,600	12,599
0.000%, 09/24/15	931	931
0.000%, 10/01/15	1,100	1,100
0.000%, 10/08/15	10,900	10,899
0.000%, 10/15/15	5,200	5,199

		55,067

U.S. Treasury Note
0.250%, 09/15/15	13,023	13,030

Total U.S. Treasury Obligations (Cost $68,092) ($ Thousands)		68,097

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

May 31, 2015

Description	Shares	Value ($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A,
0.020% †(H)	11,920,399	$11,920

Total Cash Equivalent (Cost $11,920) ($ Thousands)		11,920

Total Investments — 98.8% (Cost $866,755) ($ Thousands)††		$924,169

Percentages are based on Net Assets of $935,393 ($ Thousands).

A list of the open futures contracts held by the Fund at May 31, 2015, is as follows:

Type of Contract	Number Of Contracts	Expiration Date	Net Unrealized Depreciation ($ Thousands)
U.S. LONG BOND	(62)	Sep-2015	$(170)

			$(170)

For the period ended May 31, 2015, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of outstanding centrally cleared swap agreements held by the fund at May 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($Thousands)	Net Unrealized Depreciation ($Thousands)
Goldman Sachs	3.50%	3M LIBOR	12/18/43	27,700	$(6,994)
Goldman Sachs	2.75%	3M LIBOR	06/19/43	16,700	(3,301)

					$(10,295)

For the period ended May 31, 2015, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	Investment in Affiliated Security.

(A)	Security in default on interest payment.

(B)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2015. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(E)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on May 31, 2015. The coupon on a step bond changes on a specified date.

(F)	Convertible

(G)	Rate shown is the 7-day effective yield as of May 31, 2015.

(H)	The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(I)	Security, or a portion thereof, has been pledged as collateral on open swap agreements.

††	At May 31, 2015, the tax basis cost of the Fund’s investments was $865,504 ($ Thousands), and the unrealized appreciation and depreciation were $61,810 ($ Thousands) and $(3,145) ($ Thousands), respectively.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of May 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$642,506	$—	$642,506
Preferred Stock	135,629	—	—	135,629
Corporate Bonds	—	66,017	—	66,017
U.S. Treasury Obligations	—	68,097	—	68,097
Cash Equivalent	11,920	—	—	11,920

Total Investments in Securities	$147,549	$776,619	$—	$924,169

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(170)	$—	$—	$(170)
Interest Rate Swaps **
Unrealized Depreciation	—	(10,295)	—	(10,295)

Total Other Financial Instruments	$(170)	$(10,295)	$—	$(10,465)

*	Futures Contracts are valued at the net unrealized depreciation on the instruments.

**	Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

During the period ended May 31, 2015, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

15	SEI Tax Exempt Trust / Quarterly Report / May 31, 2015

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: July 29, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: July 29, 2015